`
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5149
                                   811-10631

Name of Fund:  Merrill Lynch Funds for Institutions Series
                       Merrill Lynch Premier Institutional Fund
                       Merrill Lynch Institutional Fund
                       Merrill Lynch Institutional Tax-Exempt Fund
                       Merrill Lynch Government Fund
                       Merrill Lynch Treasury Fund
               Master Institutional Money Market Trust
                       Master Premier Institutional Fund
                       Master Institutional Fund
                       Master Institutional Tax-Exempt Fund

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., President Merrill
         Lynch Funds for Institutions Series and Master Institutional Money Market Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 04/30/05

Date of reporting period: 11/01/04 - 1/31/05

Item 1 - Schedule of Investments


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
-------------------------------------------------------------------------------------------------------------------
MASTER PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                               INTEREST  MATURITY         VALUE
                    FACE AMOUNT                                                  RATE*     DATE         (NOTE 1a)
===================================================================================================================
U.S.             $   122,000,000     U.S. Treasury Notes........................ 1.63%   10/31/05  $   120,903,940
Government &          75,000,000     U.S. Treasury Notes........................ 1.50    03/31/06       73,707,975
Agency                80,000,000     U.S. Treasury Notes........................ 2.50    09/30/06       79,096,872
Issues -- 10.2%      300,000,000     Fannie Mae................................. 3.88    03/15/05      300,698,819
                     100,000,000     Fannie Mae................................. 7.00    07/15/05      101,906,250
                     150,000,000     Fannie Mae................................. 2.11    08/26/05      149,343,750
                     200,000,000     Fannie Mae................................. 1.88    09/15/05      198,625,000
                     174,000,000     Fannie Mae................................. 2.10    10/21/05      172,858,125
                      69,400,000     Fannie Mae................................. 2.25    02/28/06       68,684,313
                     162,000,000     Fannie Mae................................. 3.00    09/20/06      161,038,125
                     100,000,000     Federal Home Loan Banks.................... 1.50    05/13/05       99,687,500
                     175,000,000     Federal Home Loan Banks.................... 1.75    08/15/05      173,960,937
                     100,000,000     Federal Home Loan Banks.................... 3.00    08/15/05      100,062,500
                     321,500,000     Federal Home Loan Banks.................... 1.50    08/26/05      318,988,281
                      30,000,000     Federal Home Loan Banks.................... 2.00    07/07/06       29,437,500
                     155,000,000     Federal Home Loan Banks.................... 3.25    11/29/06      154,467,188
                     127,000,000     Federal Home Loan Banks.................... 3.45    01/10/07      126,920,625
                     220,000,000     Freddie Mac................................ 1.50    05/13/05      219,292,502
                     100,000,000     Freddie Mac................................ 2.15    10/28/05       99,363,010
                     125,000,000     Freddie Mac................................ 2.29    10/28/05      124,331,000
                     177,700,000     Freddie Mac................................ 2.41    11/04/05      176,868,204
                     170,000,000     Freddie Mac................................ 2.30    11/17/05      168,990,625
                      87,360,000     Freddie Mac................................ 2.20    12/01/05       86,724,098
                     140,000,000     Freddie Mac................................ 2.35    12/09/05      139,111,686
                     125,000,000     Freddie Mac................................ 2.50    12/15/05      123,936,125
                     200,000,000     Freddie Mac................................ 3.01    11/09/06      198,630,620
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL U.S. GOVERNMENT & AGENCY ISSUES
                                     (COST $3,788,187,668).......................                    3,767,635,570
-------------------------------------------------------------------------------------------------------------------
U.S.                 400,000,000     Fannie Mae................................. 2.42    02/18/05      399,997,156
Government           800,000,000     Fannie Mae................................. 2.43    03/16/05      799,995,271
Agency Issues --     550,000,000     Fannie Mae................................. 2.46    03/23/05      549,984,852
Variable           1,500,000,000     Fannie Mae................................. 2.38    08/17/05    1,499,756,901
Rate -- 30.6%      1,500,000,000     Fannie Mae................................. 2.46    08/29/05    1,499,589,600
                     800,000,000     Fannie Mae................................. 2.31    09/06/05      799,716,957
                   1,600,000,000     Fannie Mae................................. 2.36    09/15/05    1,599,502,145
                     650,000,000     Fannie Mae................................. 2.43    10/03/05      649,568,335
                      98,000,000     Federal Farm Credit Banks.................. 2.30    05/02/05       97,995,174
                     100,000,000     Federal Farm Credit Banks.................. 2.41    05/19/05       99,997,072
                     196,000,000     Federal Farm Credit Banks.................. 2.36    06/13/05      195,992,921
                      75,000,000     Federal Farm Credit Banks.................. 2.43    09/19/05       74,999,717
                     163,900,000     Federal Farm Credit Banks.................. 2.42    02/21/05      163,865,455
                     190,000,000     Federal Farm Credit Banks.................. 2.42    05/19/06      189,950,905
                     100,000,000     Federal Farm Credit Banks.................. 2.32    11/01/06       99,982,521
                      80,000,000     Federal Farm Credit Banks.................. 2.37    02/12/07       79,983,774
                     116,000,000     Federal Farm Credit Banks.................. 2.45    02/20/08      115,964,616
                     100,000,000     Federal Farm Credit Banks.................. 2.46    03/20/08      100,000,000
                      24,000,000     Federal Farm Credit Banks.................. 2.45    06/20/08       23,991,780
                     100,000,000     Federal Farm Credit Banks.................. 2.42    07/17/08       99,965,463
                     100,000,000     Federal Farm Credit Banks.................. 2.40    01/14/09       99,923,388
                     200,000,000     Federal Home Loan Banks.................... 2.30    08/02/05      199,985,006
                     300,000,000     Federal Home Loan Banks.................... 2.29    10/03/05      299,906,827

-------------------------------------------------------------------------------------------------------------------
MASTER PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                               INTEREST  MATURITY         VALUE
                    FACE AMOUNT                                                  RATE*     DATE         (NOTE 1a)
===================================================================================================================
U.S. Government  $   400,000,000     Federal Home Loan Banks.................... 2.11%   05/10/06  $   399,721,015
Agency Issues --     550,000,000     Federal Home Loan Banks.................... 2.21    05/19/06      549,538,806
Variable Rate        400,000,000     Federal Home Loan Banks.................... 2.28    06/01/06      399,630,621
(continued)          100,000,000     Freddie Mac................................ 2.51    08/28/06       99,968,631
                      80,000,000     Freddie Mac................................ 2.37    02/12/09       79,935,545
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL U.S. GOVERNMENT AGENCY
                                     ISSUES -- VARIABLE RATE
                                     (COST $11,269,558,628).....................                    11,269,410,454
-------------------------------------------------------------------------------------------------------------------
Certificates of      300,000,000     Washington Mutual Bank, FA................. 2.44    03/11/05      300,000,000
Deposit -- 1.9%      400,000,000     Wells Fargo Bank, NA....................... 2.40    02/28/05      400,000,000
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL CERTIFICATES OF DEPOSIT
                                     (COST $700,000,000)........................                       700,000,000
-------------------------------------------------------------------------------------------------------------------
Certificates of       14,000,000     First Tennessee Bank, N.A.................. 2.30    11/10/05       14,004,962
Deposit -- Variable
Rate -- 0.0%
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL CERTIFICATES OF DEPOSIT -- VARIABLE RATE
                                     (COST $14,004,962).........................                        14,004,962
-------------------------------------------------------------------------------------------------------------------
Euro                 250,000,000     ABN-AMRO Bank N.V., London................. 2.02    04/19/05      249,617,150
Certificates of      205,000,000     Barclays Bank Plc.......................... 2.15    06/07/05      204,474,175
Deposit -- 3.9%      200,000,000     Calyon..................................... 2.15    06/07/05      199,487,000
                     250,000,000     HBOS Treasury Services, Plc................ 2.19    06/09/05      249,379,300
                      35,000,000     Northern Rock Plc.......................... 2.10    06/01/05       34,912,125
                     375,000,000     Societe Generale North America Inc. ....... 2.03    04/19/05      374,433,787
                     125,000,000     Societe Generale North America Inc. ....... 2.10    06/01/05      124,686,188
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL EURO CERTIFICATES OF DEPOSIT
                                     (COST $1,440,000,000)......................                     1,436,989,725
-------------------------------------------------------------------------------------------------------------------
Yankee               400,000,000     ABN-AMRO Bank N.V., N.Y. .................. 2.35    02/16/05      400,000,000
Certificates of      300,000,000     Banco Bilbao Vizcaya, Argentaria S.A. ..... 2.37    03/08/05      300,000,000
Deposit -- 6.3%      200,000,000     Barclays Bank Plc, NY...................... 2.38    03/07/05      200,000,000
                     165,000,000     BNP Paribas, NY............................ 2.06    03/31/05      165,000,000
                     600,000,000     Credit Suisse First Boston, NY............. 2.48    02/25/05      600,000,000
                      85,000,000     Fortis Bank, NY............................ 2.19    06/09/05       84,788,962
                     375,000,000     HBOS Treasury Services, Plc................ 2.06    03/31/05      375,000,000
                     200,000,000     Rabobank Nederland N.V., NY................ 2.03    04/29/05      199,643,500
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL YANKEE CERTIFICATES OF DEPOSIT
                                     (COST $2,325,000,000)......................                     2,324,432,462
-------------------------------------------------------------------------------------------------------------------
Yankee                40,000,000     Banco Bilbao Vizcaya, Argentaria S.A. ..... 2.34    06/01/05       39,993,412
Certificates of      335,000,000     BNP Paribas, NY............................ 2.30    04/26/05      334,984,473
Deposit -- Variable  210,000,000     Calyon..................................... 2.30    04/19/05      209,993,381
Rate -- 4.0%         400,000,000     Rabobank Nederland N.V., NY................ 2.29    05/03/05      399,977,562
                     500,000,000     Svenska Handelsbanken AB, NY............... 2.29    04/25/05      499,977,113
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL YANKEE CERTIFICATES OF DEPOSIT --
                                     VARIABLE RATE
                                     (COST $1,484,925,941)......................                     1,484,925,941
-------------------------------------------------------------------------------------------------------------------
Bank                  75,000,000     U.S. Bank National Association............. 2.03    04/29/05       74,868,300
Notes -- 0.2%
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL BANK NOTES
                                     (COST $75,000,000).........................                        74,868,300
-------------------------------------------------------------------------------------------------------------------

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
-------------------------------------------------------------------------------------------------------------------
MASTER PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                               INTEREST  MATURITY         VALUE
                    FACE AMOUNT                                                  RATE*     DATE         (NOTE 1a)
===================================================================================================================
Bank Notes --    $   500,000,000     Bank of America, N.A. ..................... 2.32%   12/15/05  $   499,999,826
Variable              50,000,000     National City Bank, Ohio................... 2.57    10/31/05       49,998,047
Rate -- 1.5%
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL BANK NOTES -- VARIABLE RATE
                                     (COST $549,997,873)........................                       549,997,873
-------------------------------------------------------------------------------------------------------------------
Corporate            215,000,000     Arlo III Limited, Series 2004 Notes........ 2.72    01/27/06      215,000,000
Notes -- Variable    118,000,000     ASIF Global Funding........................ 2.51    02/23/06      117,985,722
Rate -- 16.9%         84,000,000     Associates Corp. of North America.......... 2.65    06/27/05       84,034,944
                     200,000,000     Beta Finance Inc. ......................... 2.42    02/15/05      199,998,638
                      55,000,000     CC (USA) Inc., (Centauri).................. 2.37    03/07/05       54,998,973
                      77,000,000     CC (USA) Inc., (Centauri).................. 2.39    03/10/05       76,998,439
                     225,000,000     Dorada Finance Inc. ....................... 2.31    04/26/05      225,002,475
                     300,000,000     Fifth Third Bank........................... 2.48    02/23/06      299,960,070
                     200,000,000     General Electric Capital Corp. ............ 2.58    02/17/06      200,229,400
                     469,500,000     Goldman Sachs Group, Inc. ................. 2.47    02/15/06      469,469,999
                      50,000,000     Harwood Street Funding I, LLC.............. 2.55    09/20/05       50,000,000
                      58,000,000     Household Finance Corp. ................... 2.41    02/18/05       58,032,300
                     246,000,000     Household Finance Corp. ................... 2.52    10/28/05      246,268,115
                     150,000,000     K2 (USA) LLC............................... 2.50    09/26/05      149,985,150
                     200,000,000     K2 (USA) LLC............................... 2.51    09/28/05      200,190,400
                      79,000,000     K2 (USA) LLC............................... 2.44    12/12/05       78,988,308
                     140,000,000     K2 (USA) LLC............................... 2.47    12/15/05      139,966,400
                     150,000,000     Lehman Brothers Holdings Inc. ............. 2.52    02/22/06      150,000,165
                     100,000,000     Links Finance LLC.......................... 2.43    04/15/05      100,000,700
                      50,000,000     Links Finance LLC.......................... 2.32    05/13/05       50,000,450
                      63,000,000     Links Finance LLC.......................... 2.44    12/14/05       62,997,984
                     108,000,000     Metropolitan Life Global Funding I......... 2.52    02/15/06      108,057,132
                      50,000,000     Morgan Stanley............................. 2.60    08/15/05       50,037,455
                     234,000,000     Morgan Stanley............................. 2.39    02/03/06      234,037,908
                     280,000,000     Morgan Stanley............................. 2.48    02/15/06      279,987,400
                     197,200,000     Morgan Stanley............................. 2.59    02/27/06      197,259,377
                     140,000,000     Nationwide Building Society................ 2.58    01/27/06      140,000,560
                     215,000,000     Northern Rock Plc.......................... 2.49    01/09/06      214,939,800
                     235,500,000     Pfizer Inc. ............................... 2.12    11/04/05      235,494,819
                     150,000,000     Premium Asset Trust, Series 2004 - I ...... 2.49    01/15/06      149,982,015
                     292,600,000     Procter & Gamble Co. ...................... 2.42    01/10/06      292,586,833
                     140,000,000     Racers Series 2004-1-MM Trust
                                       Certificates............................. 2.52    02/27/06      140,000,000
                      75,000,000     Sigma Finance Inc. ........................ 2.43    02/15/05       74,999,407
                      65,000,000     Sigma Finance Inc. ........................ 2.32    03/10/05       64,999,012
                     150,000,000     SLM Corp. ................................. 2.42    02/02/06      149,996,763
                      35,000,000     Tango Finance Corporation.................. 2.35    03/01/05       34,999,732
                      54,000,000     Tango Finance Corporation.................. 2.40    03/08/05       53,999,738
                     106,500,000     Tango Finance Corporation.................. 2.31    03/15/05      106,497,549
                     124,000,000     Westpac Banking Corp. ..................... 2.45    01/11/06      123,967,648
                      50,000,000     White Pine Corporation..................... 2.44    03/29/05       50,000,000
                      75,000,000     White Pine Corporation..................... 2.48    03/29/05       74,998,293
                      82,000,000     White Pine Corporation..................... 2.44    06/15/05       81,998,524
                      80,000,000     White Pine Corporation..................... 2.45    09/15/05       79,992,000
                      61,000,000     White Pine Corporation..................... 2.49    09/23/05       60,985,116
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL CORPORATE NOTES -- VARIABLE RATE
                                     (COST $6,229,206,640)......................                     6,229,925,713
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
MASTER PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                               INTEREST  MATURITY         VALUE
                    FACE AMOUNT                                                  RATE*     DATE         (NOTE 1a)
===================================================================================================================
Master Notes --  $    50,000,000     GE Life and Annuity Assurance
Variable                               Co. (a).................................. 2.46%   10/03/05  $    50,000,000
Rate -- 5.9%          50,000,000     GE Life and Annuity Assurance
                                       Co. (a).................................. 2.48    11/01/05       50,000,000
                     100,000,000     Hartford Life Insurance Co. (a)............ 2.48    05/02/05      100,000,000
                      50,000,000     Hartford Life Insurance Co. (a)............ 2.47    12/01/05       50,000,000
                     100,000,000     ING USA Annuity & Life Insurance
                                       Co. (a).................................. 2.55    07/18/05      100,000,000
                     100,000,000     ING USA Annuity & Life Insurance
                                       Co. (a).................................. 2.58    08/19/05      100,000,000
                     100,000,000     ING USA Annuity & Life Insurance
                                       Co. (a).................................. 2.63    12/23/05      100,000,000
                     100,000,000     ING USA Annuity & Life Insurance
                                       Co. (a).................................. 2.60    01/20/06      100,000,000
                      40,000,000     Jackson National Life Insurance
                                       Co. (a).................................. 2.47    05/02/05       40,000,000
                     360,000,000     JP Morgan Chase & Co. (a).................. 2.47    08/19/05      360,000,000
                     210,000,000     Metropolitan Life Insurance
                                       Company (a).............................. 2.46    09/01/05      210,000,000
                      60,000,000     Monumental Life Insurance Co. (a).......... 2.54    05/16/05       60,000,000
                      90,000,000     Monumental Life Insurance Co. (a).......... 2.55    11/21/05       90,000,000
                     100,000,000     New York Life Insurance Company (a)........ 2.65    05/27/05      100,000,000
                     136,000,000     New York Life Insurance Company (a)........ 2.69    10/19/05      136,000,000
                     140,000,000     New York Life Insurance Company (a)........ 2.69    11/17/05      140,000,000
                     250,000,000     New York Life Insurance Company (a)........ 2.49    12/07/05      250,000,000
                      35,000,000     Travelers Insurance Company (The) (a)...... 2.45    03/01/05       35,000,000
                     100,000,000     United of Omaha Life Insurance
                                       Company (a).............................. 2.66    04/27/05      100,000,000
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL MASTER NOTES -- VARIABLE RATE
                                     (COST $2,171,000,000)......................                     2,171,000,000
-------------------------------------------------------------------------------------------------------------------
Commercial           150,000,000     Amstel Funding Corporation................. 2.43    03/14/05      149,584,875
Paper -- 11.5%        40,000,000     CAFCO, LLC................................. 2.44    03/14/05       39,888,844
                     497,848,000     Cancara Asset Securitization............... 2.38    02/15/05      497,387,215
                      50,000,000     Capital One Multi Asset Execution
                                       Trust, Class A Notes..................... 2.42    02/14/05       49,956,306
                     100,000,000     Capital One Multi Asset Execution
                                       Trust, Class A Notes..................... 2.48    02/22/05       99,855,333
                      30,000,000     CC (USA) Inc., (Centauri).................. 2.38    03/01/05       29,944,467
                      87,500,000     CC (USA) Inc., (Centauri).................. 2.38    03/15/05       87,257,041
                      75,000,000     Citibank Credit Card Issuance Trust........ 2.37    02/11/05       74,950,625
                     280,421,000     Clipper Receivables Company, LLC........... 2.37    02/17/05      280,125,623
                     147,465,000     Compass Securitization LLC................. 2.36    02/15/05      147,329,660
                      52,000,000     Compass Securitization LLC................. 2.50    02/22/05       51,924,167
                      30,000,000     Countrywide Home Loan...................... 2.38    02/14/05       29,974,217
                     150,000,000     CRC Funding, LLC........................... 2.37    03/09/05      149,644,500
                     100,000,000     CRC Funding, LLC........................... 2.44    03/16/05       99,708,556
                     104,741,000     DaimlerChrysler Revolving Auto
                                       Conduit.................................. 2.46    03/22/05      104,390,292
                     150,000,000     Edison Asset Securitization, LLC........... 2.37    03/02/05      149,713,625
                      98,600,000     Edison Asset Securitization, LLC........... 2.38    03/04/05       98,397,925
                     100,000,000     FCAR Owner Trust........................... 2.44    03/04/05       99,789,889
                     100,000,000     FCAR Owner Trust........................... 2.47    03/07/05       99,766,722

-------------------------------------------------------------------------------------------------------------------
MASTER PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                               INTEREST  MATURITY         VALUE
                    FACE AMOUNT                                                  RATE*     DATE         (NOTE 1a)
===================================================================================================================
Commercial       $    74,020,000     Grampian Funding Limited................... 2.37%   02/14/05   $   73,956,651
Paper                300,000,000     Grampian Funding Limited................... 2.47    03/14/05      299,156,083
(continued)          120,000,000     Lake Constance Funding LLC................. 2.38    03/07/05      119,730,267
                     102,227,000     Park Granada LLC........................... 2.39    02/14/05      102,138,772
                     105,000,000     Park Granada LLC........................... 2.40    02/15/05      104,902,000
                      50,112,000     Park Granada LLC........................... 2.40    02/16/05       50,061,888
                     205,000,000     Park Granada LLC........................... 2.46    02/22/05      204,705,825
                      66,950,000     Polonius Inc. ............................. 2.33    02/07/05       66,924,001
                     200,000,000     Ranger Funding Company, LLC................ 2.48    02/22/05      199,710,667
                      13,052,000     Romulus Funding Corporation................ 2.47    03/15/05       13,014,388
                      20,791,000     Romulus Funding Corporation................ 2.47    03/16/05       20,729,661
                      60,214,000     Scaldis Capital LLC........................ 2.32    02/07/05       60,190,717
                      13,837,000     Scaldis Capital LLC........................ 2.50    03/24/05       13,787,994
                      95,000,000     Sheffield Receivables Corp. ............... 2.37    02/16/05       94,906,187
                     100,000,000     Sigma Finance Inc. ........................ 2.38    03/03/05       99,801,667
                     100,000,000     Solitaire Funding LLC...................... 2.37    02/11/05       99,934,167
                      51,032,000     Solitaire Funding LLC...................... 2.38    03/03/05       50,930,786
                     107,156,000     Spintab AB................................. 2.47    03/11/05      106,876,620
                      20,115,000     Thunder Bay Funding, LLC................... 2.44    03/14/05       20,059,103
                      31,956,000     Tulip Funding Corp. ....................... 2.38    02/16/05       31,924,310
                      75,000,000     Windmill Funding Corp. .................... 2.36    02/15/05       74,931,167
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL COMMERCIAL PAPER
                                     (COST $4,247,962,803)......................                     4,247,962,803
-------------------------------------------------------------------------------------------------------------------
Commercial            33,000,000     White Pine Corporation..................... 2.48    04/25/05       32,998,971
Paper -- Variable
Rate -- 0.1%
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL COMMERCIAL PAPER -- VARIABLE RATE
                                     (COST $32,998,971).........................                        32,998,971
-------------------------------------------------------------------------------------------------------------------
Collateralized Debt  235,000,000     Blue Heron IX, Class A..................... 2.56    02/23/05      235,000,000
Obligation --        198,000,000     Permanent Financing Plc.................... 2.40    06/10/05      198,000,000
Variable Rate --      95,000,000     Putman Structured Product 2002-1
1.4%                                 Class A-1 MM............................... 2.56    04/15/05       95,000,000
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL COLLATERALIZED DEBT OBLIGATION --
                                     VARIABLE RATE
                                     (COST $528,000,000)........................                       528,000,000
-------------------------------------------------------------------------------------------------------------------
Collateralized       100,000,000     Barclays Capital Inc.,
Advancements --                        purchased on 01/31/05.................... 2.55    02/01/05      100,000,000
2.7%                 400,000,000     Deutsche Bank Securities Inc.,
                                       purchased on 01/31/05.................... 2.56    02/01/05      400,000,000
                     400,000,000     JP Morgan Securities Inc.,
                                       purchased on 01/31/05.................... 2.62    02/01/05      400,000,000
                     100,000,000     Morgan Stanley & Co.,
                                       purchased on 01/31/05.................... 2.55    02/01/05      100,000,000
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL COLLATERALIZED ADVANCEMENTS
                                     (COST $1,000,000,000)......................                     1,000,000,000
-------------------------------------------------------------------------------------------------------------------
Time                 500,000,000     National City Bank, Indiana................ 2.51    02/01/05      500,000,000
Deposits -- 2.4%      86,838,000     National City Bank, Ohio................... 2.51    02/01/05       86,838,000
                     300,000,000     State Street Bank & Trust.................. 2.50    02/01/05      300,000,000
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL TIME DEPOSITS
                                     (COST $886,838,000)........................                       886,838,000
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
MASTER PREMIER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                               INTEREST  MATURITY         VALUE
                    FACE AMOUNT                                                  RATE*     DATE         (NOTE 1a)
===================================================================================================================
Money Market     $   637,287,500     Merrill Lynch Premier Institutional
Funds -- 1.7%                          Fund (b)(c)..............................                   $   637,287,500
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL MONEY MARKET FUNDS
                                     (COST $637,287,500)........................                       637,287,500
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL INVESTMENTS -- 101.2%
                                     (COST $37,379,968,986).....................                    37,356,278,274
-------------------------------------------------------------------------------------------------------------------
                                     LIABILITIES IN EXCESS OF OTHER
                                     ASSETS -- (1.2%)...........................                      (459,303,235)
-------------------------------------------------------------------------------------------------------------------
                                     NET ASSETS.................................                   $36,896,975,039
===================================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At January 31, 2005, net unrealized depreciation amounted to $23,690,712 and is comprised of $1,007,704 in appreciation and $24,698,416 in depreciation.

* Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at January 31, 2005. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

(a) Restricted securities--Investment in securities not registered under the Securities Act of 1933. Additional information on each holding is as follows:

                             SECURITY                      ACQUISITION DATE                 COST
    GE LIFE AND ANNUITY ASSURANCE CO.
       2.46%, 10/03/05......................................   09/28/04                 $ 50,000,000
       2.48%, 11/01/05......................................   11/01/04                 $ 50,000,000
    HARTFORD LIFE INSURANCE CO.
       2.48%, 05/02/05......................................   05/03/04                 $100,000,000
       2.67%, 12/01/05......................................   11/30/04                 $ 50,000,000
    ING USA ANNUITY AND LIFE INSURANCE CO.
       2.55%, 07/18/05......................................   06/17/04                 $100,000,000
       2.58%, 08/19/05......................................   07/16/04                 $100,000,000
       2.63%, 12/23/05......................................   11/23/04                 $100,000,000
       2.60%, 01/20/06......................................   01/20/05                 $100,000,000
    J.P. MORGAN CHASE & CO.
       2.47%, 08/19/05......................................   11/23/04                 $360,000,000
    JACKSON NATIONAL LIFE INSURANCE CO.
       2.47%, 05/02/05......................................   05/03/04                 $ 40,000,000
    METROPOLITAN LIFE INSURANCE CO.
       2.46%, 09/01/05......................................   08/30/04                 $210,000,000
    MONUMENTAL LIFE INSURANCE CO.
       2.54%, 05/16/05......................................   05/17/04                 $ 60,000,000
       2.55%, 11/21/05......................................   10/22/04                 $ 90,000,000
    NEW YORK LIFE INSURANCE CO.
       2.65%, 05/27/05......................................   05/28/04                 $100,000,000
       2.69%, 10/19/05......................................   10/20/04                 $136,000,000
       2.69%, 11/17/05......................................   11/18/04                 $140,000,000
       2.49%, 12/07/05......................................   12/03/04                 $250,000,000
    TRAVELERS INSURANCE CO. (THE)
       2.45%, 03/01/05......................................   03/01/04                 $ 35,000,000
    UNITED OF OMAHA LIFE INSURANCE CO.
       2.66%, 04/27/05......................................   04/28/04                 $100,000,000

    The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,171,000,000 or 5.9% of net assets.

(b) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in section2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                                                          DIVIDEND/
                                                                                          INTEREST
                       AFFILIATE                             NET ACTIVITY                  INCOME
    Merrill Lynch Liquidity Series, LLC Money Market Series..$         --               $     44,257
    Merrill Lynch Premier Institutional Fund.................$637,287,500               $  1,090,534

(c) Security was purchased with the cash proceeds from securities loans.

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                               INTEREST  MATURITY         VALUE
                    FACE AMOUNT                                                  RATE*     DATE         (NOTE 1a)
===================================================================================================================
U.S.             $   41,000,000      U.S. Treasury Notes........................ 1.63%   10/31/05   $   40,631,651
Government &         20,000,000      U.S. Treasury Notes........................ 2.50    09/30/06       19,774,218
Agency               25,000,000      Fannie Mae................................. 3.88    03/15/05       25,059,253
Issues -- 6.8%       25,000,000      Fannie Mae................................. 7.00    07/15/05       25,476,563
                     50,000,000      Fannie Mae................................. 2.11    08/26/05       49,781,250
                     50,000,000      Fannie Mae................................. 1.88    09/15/05       49,656,250
                     50,000,000      Fannie Mae................................. 2.10    10/21/05       49,671,875
                     10,145,000      Federal Home Loan Banks.................... 1.50    05/13/05       10,113,297
                     52,800,000      Federal Home Loan Banks.................... 1.75    08/15/05       52,486,500
                     50,000,000      Federal Home Loan Banks.................... 1.50    08/26/05       49,609,375
                     50,000,000      Federal Home Loan Banks.................... 3.25    11/29/06       49,828,125
                     35,000,000      Federal Home Loan Banks.................... 3.45    01/10/07       34,978,125
                     50,000,000      Freddie Mac................................ 1.50    05/13/05       49,839,205
                     25,000,000      Freddie Mac................................ 2.29    10/28/05       24,866,200
                     30,000,000      Freddie Mac................................ 2.30    11/17/05       29,821,875
                     24,000,000      Freddie Mac................................ 2.50    11/25/05       23,812,126
                     30,000,000      Freddie Mac................................ 2.35    12/09/05       29,809,647
                     25,000,000      Freddie Mac................................ 2.50    12/15/05       24,787,225
                     45,000,000      Freddie Mac................................ 2.40    07/28/06       44,391,595
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL U.S. GOVERNMENT & AGENCY ISSUES
                                     (COST $688,144,940.........................                       684,394,355
-------------------------------------------------------------------------------------------------------------------
U.S.                200,000,000      Fannie Mae................................. 2.43    03/16/05      199,998,818
Government          150,000,000      Fannie Mae................................. 2.46    03/23/05      149,995,869
Agency              325,000,000      Fannie Mae................................. 2.38    08/17/05      324,947,329
Issues -- Variable  500,000,000      Fannie Mae................................. 2.46    08/29/05      499,863,200
Rate -- 27.8%       282,500,000      Fannie Mae................................. 2.43    10/03/05      282,312,392
                     20,870,000      Federal Farm Credit Banks.................. 2.43    03/24/05       20,868,833
                     25,000,000      Federal Farm Credit Banks.................. 2.30    05/02/05       24,998,769
                     50,000,000      Federal Farm Credit Banks.................. 2.36    06/13/05       49,998,194
                     20,000,000      Federal Farm Credit Banks.................. 2.37    02/12/07       19,995,943
                     50,000,000      Federal Home Loan Banks.................... 2.30    08/02/05       49,996,251
                    100,000,000      Federal Home Loan Banks.................... 2.29    10/03/05       99,968,942
                    398,000,000      Federal Home Loan Banks.................... 2.11    05/10/06      397,722,410
                    340,000,000      Federal Home Loan Banks.................... 2.21    05/19/06      339,714,898
                    323,000,000      Federal Home Loan Banks.................... 2.28    06/01/06      322,701,726
                     20,000,000      Freddie Mac................................ 2.37    02/12/09       19,983,886
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL U.S. GOVERNMENT AGENCY
                                     ISSUES -- VARIABLE RATE
                                     (COST $2,803,131,860)......................                     2,803,067,460
-------------------------------------------------------------------------------------------------------------------
Euro                 50,000,000      Barclays Bank Plc.......................... 2.15    06/07/05       49,871,750
Certificates of     100,000,000      Calyon..................................... 2.15    06/07/05       99,743,500
Deposit -- 9.4%     150,000,000      Commonwealth Bank of Australia............. 2.02    04/19/05      149,770,290
                    150,000,000      HBOS Treasury Services, Plc................ 2.42    03/14/05      150,000,000
                     25,000,000      HBOS Treasury Services, Plc................ 2.19    06/09/05       24,937,930
                     69,000,000      Northern Rock Plc.......................... 2.10    06/01/05       68,826,762
                    150,000,000      Nordea Bank................................ 2.41    03/10/05      150,000,000
                    125,000,000      Societe Generale North America Inc. ....... 2.03    04/19/05      124,811,263
                    125,000,000      Societe Generale North America Inc. ....... 2.10    06/01/05      124,686,188
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL EURO CERTIFICATES OF DEPOSIT
                                     (COST $944,000,000)........................                       942,647,683
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                               INTEREST  MATURITY         VALUE
                    FACE AMOUNT                                                  RATE*     DATE         (NOTE 1a)
===================================================================================================================
Yankee           $  100,000,000      Barclays Bank Plc, NY...................... 2.38%   03/07/05   $  100,000,000
Certificates of     100,000,000      BNP Paribas, NY............................ 2.06    03/31/05      100,000,000
Deposit -- 3.5%      60,000,000      Fortis Bank, NY............................ 2.19    06/09/05       59,851,032
                     90,000,000      HBOS Treasury Services, Plc................ 2.06    03/31/05       90,000,000
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL YANKEE CERTIFICATES OF DEPOSIT
                                     (COST $350,000,000)........................                       349,851,032
-------------------------------------------------------------------------------------------------------------------
Yankee               15,000,000      Banco Bilbao Vizcaya, Argentaria S.A. ..... 2.34    06/01/05       14,997,529
Certificates of     200,000,000      BNP Paribas, NY............................ 2.30    04/26/05      199,990,730
Deposit -- Variable 160,000,000      Calyon..................................... 2.30    04/19/05      159,994,957
Rate -- 6.7%        100,000,000      Rabobank Nederland N.V., NY................ 2.29    05/03/05       99,994,390
                    200,000,000      Svenska Handelsbanken AB, NY............... 2.29    04/25/05      199,990,845
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL YANKEE CERTIFICATES OF
                                     DEPOSIT -- VARIABLE RATE
                                     (COST $674,968,451)........................                       674,968,451
-------------------------------------------------------------------------------------------------------------------
Bank                 50,000,000      U.S. Bank National Association............. 2.03    04/29/05       49,912,200
Notes -- 0.5%
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL BANK NOTES
                                     (COST $50,000,000).........................                        49,912,200
-------------------------------------------------------------------------------------------------------------------
Bank Notes --       150,000,000      Bank of America, N.A. ..................... 2.32    12/15/05      149,999,948
Variable             50,000,000      National City Bank, Ohio................... 2.46    02/22/05       50,003,672
Rate -- 2.0%
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL BANK NOTES -- VARIABLE RATE
                                     (COST $200,003,620)........................                       200,003,620
-------------------------------------------------------------------------------------------------------------------
Corporate Notes --   35,000,000      ASIF Global Funding........................ 2.51    02/23/06       34,995,765
Variable             50,000,000      Associates Corp. of North America.......... 2.65    06/27/05       50,020,800
Rate -- 6.9%        100,000,000      Canadian Imperial Bank of Commerce......... 2.53    02/15/06      100,000,000
                    122,500,000      Goldman Sachs Group, Inc................... 2.47    02/15/06      122,492,172
                     68,000,000      Household Finance Corp. ................... 2.52    10/28/05       68,074,113
                     52,000,000      Morgan Stanley............................. 2.39    02/03/06       52,008,424
                     30,000,000      Morgan Stanley............................. 2.48    02/15/06       29,998,650
                     45,500,000      Morgan Stanley............................. 2.59    02/27/06       45,513,700
                     31,500,000      Nationwide Building Society................ 2.58    01/27/06       31,500,126
                     56,000,000      Northern Rock Plc.......................... 2.49    01/09/06       56,000,000
                     77,000,000      Procter & Gamble Co. ...................... 2.42    01/10/06       77,000,000
                     25,000,000      Westpac Banking Corp. ..................... 2.45    11/01/06       24,993,478
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL CORPORATE NOTES --
                                     VARIABLE RATE
                                     (COST $692,497,444)........................                       692,597,228
-------------------------------------------------------------------------------------------------------------------
Medium Term          20,000,000      CC (USA) Inc. (Centauri)................... 2.37    03/07/05       19,999,626
Notes -- Variable    25,000,000      CC (USA) Inc. (Centauri)................... 2.39    03/10/05       24,999,493
Rate -- 3.9%         50,000,000      Dorada Finance Inc. ....................... 2.31    04/26/05       50,000,550
                    100,000,000      General Electric Capital Corp. ............ 2.58    02/17/06      100,114,700
                     28,000,000      Metropolitan Life Global Funding I......... 2.52    02/15/06       28,014,812
                     62,700,000      Pfizer Inc. ............................... 2.12    11/04/05       62,698,621
                     10,000,000      Sigma Finance Inc. ........................ 2.31    03/10/05        9,999,848
                    100,000,000      Sigma Finance Inc. ........................ 2.43    08/16/05      100,000,500
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL MEDIUM TERM NOTES --
                                     VARIABLE RATE
                                     (COST $395,679,022)........................                       395,828,150
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                               INTEREST  MATURITY         VALUE
                    FACE AMOUNT                                                  RATE*     DATE         (NOTE 1a)
===================================================================================================================
Master Notes --  $   45,000,000      GE Life and Annuity Assurance
Variable                               Co. (a).................................. 2.46%   10/03/05   $   45,000,000
Rate -- 4.3%         60,000,000      ING USA Annuity & Life Insurance
                                       Co. (a).................................. 2.63    03/29/05       60,000,000
                     30,000,000      ING USA Annuity & Life Insurance
                                       Co. (a).................................. 2.55    07/18/05       30,000,000
                    100,000,000      ING USA Annuity & Life Insurance
                                       Co. (a).................................. 2.58    08/19/05      100,000,000
                     40,000,000      Monumental Life Insurance Co. (a).......... 2.54    05/16/05       40,000,000
                     40,000,000      Monumental Life Insurance Co. (a).......... 2.55    11/21/05       40,000,000
                     45,000,000      New York Life Insurance Company (a)........ 2.65    05/27/05       45,000,000
                     35,000,000      New York Life Insurance Company (a)........ 2.69    10/19/05       35,000,000
                     40,000,000      New York Life Insurance Company (a)........ 2.69    11/17/05       40,000,000
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL MASTER NOTES -- VARIABLE RATE
                                     (COST $435,000,000)........................                       435,000,000
-------------------------------------------------------------------------------------------------------------------
Commercial           50,000,000      Amstel Funding Corporation................. 2.43    03/14/05       49,861,625
Paper -- 11.4%      139,177,000      Amsterdam Funding Corp. ................... 2.39    02/28/05      138,927,525
                     75,000,000      Aspen Funding Corp. ....................... 2.41    03/01/05       74,859,417
                     32,500,000      CC (USA) Inc., (Centauri).................. 2.45    03/14/05       32,409,316
                     16,500,000      CC (USA) Inc., (Centauri).................. 2.38    03/15/05       16,454,185
                    100,000,000      Compass Securitization LLC................. 2.50    02/22/05       99,854,167
                     75,000,000      Edison Asset Securitization, LLC........... 2.37    03/01/05       74,861,750
                     35,000,000      Edison Asset Securitization, LLC........... 2.38    03/03/05       34,930,583
                     75,000,000      Newport Funding Corporation................ 2.42    03/07/05       74,828,583
                    100,000,000      Preferred Receivables Corp. ............... 2.34    02/07/05       99,961,000
                    150,000,000      Sheffield Receivables Corp. ............... 2.31    02/07/05      149,942,250
                     75,000,000      Sheffield Receivables Corp. ............... 2.34    02/08/05       74,965,875
                     75,000,000      Sheffield Receivables Corp. ............... 2.37    02/16/05       74,925,938
                     25,538,000      Thunder Bay Funding, LLC................... 2.43    03/21/05       25,455,257
                    128,665,000      Windmill Funding Corp. .................... 2.39    02/28/05      128,434,368
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL COMMERCIAL PAPER
                                     (COST $1,150,671,839)......................                     1,150,671,839
-------------------------------------------------------------------------------------------------------------------
Time                332,207,000      National City Bank, Ohio................... 2.51    02/01/05      332,207,000
Deposits -- 3.3%
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL TIME DEPOSITS
                                     (COST $332,207,000)........................                       332,207,000
-------------------------------------------------------------------------------------------------------------------
Collateralized Debt  51,000,000      Blue Heron IX, Class A..................... 2.56    02/23/05       51,000,000
Obligation --        55,000,000      Permanent Financing (No. 6) Plc............ 2.40    06/10/05       55,000,000
Variable
Rate -- 1.3%         24,000,000      Putman Structured Product 2002-1
                                       Class A-1MM.............................. 2.56    04/15/05       24,000,000
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL COLLATERALIZED DEBT
                                     OBLIGATION -- VARIABLE RATE
                                     (COST $130,000,000)........................                       130,000,000
-------------------------------------------------------------------------------------------------------------------
Collateralized      100,000,000      Barclays Capital Inc.,
Advancements                           purchased on 01/31/05.................... 2.55    02/01/05      100,000,000
-- 6.2%             175,000,000      Citigroup Global Markets Inc.,
                                       purchased on 01/31/05.................... 2.60    02/01/05      175,000,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS -- CONTINUED
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                               INTEREST  MATURITY         VALUE
                    FACE AMOUNT                                                  RATE*     DATE         (NOTE 1a)
===================================================================================================================
Collateralized   $  100,000,000      Goldman Sachs & Company,
Advancements                           purchased on 01/31/05.................... 2.57%   02/01/05   $  100,000,000
(continued)         250,000,000      Goldman Sachs & Company,
                                       purchased on 01/31/05.................... 2.62    02/01/05      250,000,000
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL COLLATERALIZED ADVANCEMENTS
                                     (COST $625,000,000)........................                       625,000,000
-------------------------------------------------------------------------------------------------------------------
Repurchase              575,000,000  Deutsche Bank Securities Inc.,
Agreements -- 5.7%                     purchased on 01/31/05.................... 2.50    02/01/05      575,000,000
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL REPURCHASE AGREEMENTS
                                     (COST $575,000,000)........................                       575,000,000
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL INVESTMENTS -- 99.7%
                                     (COST $10,046,304,176).....................                    10,041,149,018
-------------------------------------------------------------------------------------------------------------------
                                     OTHER ASSETS LESS LIABILITIES -- 0.3%......                        25,833,350
-------------------------------------------------------------------------------------------------------------------
                                     NET ASSETS.................................                   $10,066,982,368
===================================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At January 31, 2005, net unrealized appreciation amounted to $5,155,158.

* Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at January 31, 2005. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

(a) Restricted securities--Investment in securities not registered under the Securities Act of 1933. Additional information on each holding is as follows:

                   SECURITY                      ACQUISITION DATE       COST
    GE LIFE AND ANNUITY ASSURANCE CO.
       2.46%, 10/03/05.........................      09/28/04       $ 45,000,000
    ING USA ANNUITY AND LIFE INSURANCE CO.
       2.55%, 07/18/05.........................      06/17/04       $ 30,000,000
       2.58%, 08/19/05.........................      07/16/04       $100,000,000
       2.63%, 03/29/05.........................      12/23/04       $ 60,000,000
    MONUMENTAL LIFE INSURANCE CO.
       2.54%, 05/16/05.........................      05/17/04       $ 40,000,000
       2.55%, 11/21/05.........................      10/22/04       $ 40,000,000
    NEW YORK LIFE INSURANCE CO.
       2.65%, 05/27/05.........................      05/28/04       $ 45,000,000
       2.69%, 10/19/05.........................      10/20/04       $ 35,000,000
       2.69%, 11/17/05.........................      11/18/04       $ 40,000,000

    The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $435,000,000 or 4.3% of net assets.

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Alabama -- 2.2%  $    7,500,000      Athens-Limestone County Health Care Authority VRDN
                                       1.89% due 05/01/2015 (a)...................................  $    7,500,000
                      2,995,000      Birmingham, Alabama Waterworks & Sewer Board
                                       (Water & Sewer Revenue Floater -- Series 947)
                                       VRDN 1.88% due 01/01/2033 (a)..............................       2,995,000
                     30,000,000      Columbia, Alabama IDB Revenue (Alabama Power Co.)
                                       VRDN 1.96% due 11/01/2021 (a)..............................      30,000,000
                      1,255,000      Daphne, Alabama Special Care Facilities Authority
                                       Revenue (Floaters -- Series 593) VRDN 1.92% due
                                       08/15/2028 (a)(b)..........................................       1,255,000
                     35,000,000      Decatur, Alabama IDB Revenue VRDN 1.90% due
                                       08/01/2036 (a).............................................      35,000,000
                                     Jefferson County, Alabama Sewer Revenue Warrants VRDN:
                     69,500,000        (Series B-7) 1.83% due 02/01/2042 (a)......................      69,500,000
                     30,000,000        (Series C-3) 1.89% due 02/01/2040 (a)......................      30,000,000
                     20,000,000        (Series C-4) 1.89% due 02/01/2040 (a)......................      20,000,000
                     67,600,000        (Series C-6) 1.83% due 02/01/2040 (a)......................      67,600,000
                      2,445,000      Tuscaloosa, Alabama Educational Building Authority
                                       Revenue (American Christian Education) VRDN 1.99%
                                       due 01/01/2023 (a).........................................       2,445,000
                      6,700,000      Tuscaloosa County, Alabama IDA Solid Waste Disposal
                                       Revenue VRDN 1.90% due 09/01/2020 (a)......................       6,700,000
                                     University of Alabama General Revenue VRDN:
                      4,795,000      (Putters -- Series 477) 1.88% due 07/01/2012 (a)(b)..........       4,795,000
                     16,000,000      (Series C) 1.84% due 07/01/2034 (a)..........................      16,000,000
-------------------------------------------------------------------------------------------------------------------
Alaska -- 0.8%       20,000,000      Alaska IDA Revenue (ROCS RR II R 320) VRDN 1.89%
                                       due 04/01/2034 (a)(b)......................................      20,000,000
                      5,000,000       Anchorage, Alaska (ROCS RR II R 6034) VRDN 1.89%
                                       due 12/01/2024 (a)(b)......................................       5,000,000
                     28,900,000      North Slope Boro, Alaska IDR (Exploration Alaska
                                       Project) DDN 1.99% due 07/01/2025 (a)......................      28,900,000
                                     Valdez, Alaska Marine Term Revenue (Philips Project) FXRDN:
                     26,000,000        (Series A) 1.80% due 06/01/2005............................      26,000,000
                     18,375,000        (Series B) 1.80% due 06/01/2005............................      18,375,000
-------------------------------------------------------------------------------------------------------------------
Arizona -- 1.4%       2,630,000      Arizona State University Certificates of Partnership
                                       (Putters -- Series 694) VRDN 1.88% due 09/01/2012 (a)(b)...       2,630,000
                     23,000,000      Maricopa County, Arizona IDA Health Facilities Revenue
                                       (Putters -- Series 420) VRDN 1.90% due 01/01/2010 (a)(b)...      23,000,000
                                     Maricopa County, Arizona IDA S/F Mortgage Revenue FXRDN:
                     29,219,928        (Series A) 2.44% due 09/01/2005............................      29,219,928
                     34,817,201        (Series B) 2.44% due 09/01/2005............................      34,817,201
                     69,687,855      Phoenix, Arizona IDA S/F Housing Notes (Series A) FXRDN
                                       2.41% due 07/01/2005.......................................      69,687,855
                     25,500,000      Salt River Project (Series B) CP 1.84% due 03/01/2005........      25,500,000
-------------------------------------------------------------------------------------------------------------------
Arkansas -- 1.2%      7,000,000      Arkansas State Development Finance Authority
                                       Environmental Facilities Revenue (Teris LLC Project)
                                       VRDN 1.91% due 03/01/2021 (a)..............................       7,000,000
                      3,750,000      Arkansas State Development Finance Authority M/F
                                       Housing Revenue (Chapel Ridge -- Series C) VRDN 1.94%
                                       due 05/01/2031 (a).........................................       3,750,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Arkansas         $   89,408,597      Arkansas State Development Finance Authority S/F
(continued)                            Housing Revenue FXRDN 2.44% due 09/01/2005.................  $   89,408,597
                     41,625,000      Arkansas State Development Finance Authority S/F
                                       Housing Revenue Floater Certificates (Series 708)
                                       VRDN 1.94% due 02/01/2008 (a)(b)...........................      41,625,000
                     10,000,000      North Little Rock, Arkansas Health Facilities Board
                                       Revenue (Baptist Health -- Series B) VRDN 1.87%
                                       due 12/01/2021 (a).........................................      10,000,000
                      6,650,000      Pulaski County, Arkansas Public Facilities Board M/F
                                       Revenue (Chapel Ridge -- South West) VRDN 1.92%
                                       due 10/01/2034 (a).........................................       6,650,000
-------------------------------------------------------------------------------------------------------------------
California -- 2.6%   22,500,000      California Housing Finance Authority Revenue (Series A)
                                       FXRDN 1.95% due 04/05/2005.................................      22,500,000
                      9,810,000      California State (Merlots B-45) VRDN 1.88% due
                                       10/01/2029 (a).............................................       9,810,000
                    200,000,000      California State (Series A) RAN 3.00% due 06/30/2005.........     201,020,120
                     25,000,000      California State (Series B) RAN 4.50% due 06/30/2005.........      25,266,493
                     35,000,000      California State Municipal Securities Trust Certificates
                                       (SGA 119) DDN 1.93% due 09/01/2028 (a)(b)..................      35,000,000
                     12,100,000      California State Municipal Securities Trust Certificates
                                       (SGA 136) DDN 1.93% due 12/01/2030 (a)(b)..................      12,100,000
                     12,500,000      California Statewide Community Development Authority
                                       Revenue (Floaters -- Series 909) VRDN 1.86% due
                                       08/15/2023 (a)(b)..........................................      12,500,000
                     24,500,000      Los Angeles, California S/F Home Mortgage Revenue
                                       FXRDN 2.40% due 10/01/2005.................................      24,500,000
-------------------------------------------------------------------------------------------------------------------
Colorado -- 2.0%      4,000,000      Arvada, Colorado Utility IPMS Water Enterprise Revenue
                                       (Dexia Public Finance) VRDN 1.95% due 11/01/2020 (a).......       4,000,000
                      5,050,000      Castle Pines North Metropolitan District VRDN 1.94%
                                       due 12/01/2028 (a).........................................       5,050,000
                      7,355,000      Colorado Department of Transportation Revenue
                                       (Putters -- Series 318) VRDN 1.88% due 06/15/2015 (a)(b)...       7,355,000
                     15,000,000      Colorado Educational & Cultural Facilities Authority
                                       Revenue (Student Housing -- Fuller Project) VRDN 1.94%
                                       due 08/01/2035 (a).........................................      15,000,000
                      6,700,000      Colorado Educational & Cultural Facilities Authority Revenue
                                       (Christian University Project) VRDN 1.90%
                                       due 07/01/2034 (a).........................................       6,700,000
                                     Colorado Health Facilities Authority Revenue
                                       (Catholic Health) VRDN:
                     18,700,000        (Series B) 1.83% due 03/01/2032 (a)........................      18,700,000
                     10,000,000        (Series B-1) 1.85% due 05/01/2023 (a)......................      10,000,000
                     14,200,000        (Series B-6) 1.85% due 05/01/2044 (a)......................      14,200,000
                      9,875,000      Colorado Health Facilities Authority Revenue (Christian Living
                                       Campus -- Series C) VRDN 1.88% due 01/01/2037 (a)..........       9,875,000
                     21,790,000      Colorado Springs School District (No 11 Facilities Corp. --
                                       Certificates of Partnership) VRDN 1.86% due 12/01/2017(a)..      21,790,000
                     18,745,000      Colorado Student Educational Loan Program
                                       (Floater -- Series L49J) VRDN 1.89% due 08/09/2005(a)(b)...      18,745,000
                      5,580,000      Denver, Colorado City & County Airport Revenue  (Merlots --
                                       Series A-61) VRDN 1.96% due 11/15/2012 (a)(b)..............       5,580,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Colorado         $   13,000,000      Denver, Colorado City & County Airport Revenue (Series B)
(continued)                            VRDN 1.86% due 11/15/2024 (a)..............................  $   13,000,000
                      2,365,000      Denver, Colorado City & County Housing Revenue
                                       (Circle Village Project) VRDN 1.88% due 10/01/2029 (a).....       2,365,000
                     16,331,600      Denver, Colorado City & County S/F Mortgage Revenue
                                       (Series A) FXRDN 2.51% due 10/25/2005......................      16,331,600
                      3,000,000      E-470 Public Highway Authority Colorado Revenue
                                       (Floaters -- Series 997) VRDN 1.94% due 03/01/2036 (a)(b)..       3,000,000
                      9,165,000      El Paso County, Colorado Certificates of Partnership
                                       (ROCS RR ll-R 1050) VRDN 1.70% due 12/01/2020 (a)(b).......       9,165,000
                      7,970,000      El Paso County, Colorado Certificates of Partnership
                                       (ROCS RR ll-R 2002) VRDN 1.70% due 12/01/2019 (a)(b).......       7,970,000
                      5,293,000      El Paso County, Colorado S/F Mortgage Revenue (Series A)
                                       FXRDN 2.50% due 05/25/2005.................................       5,293,000
                      5,300,000      Goldsmith Metropolitan District Colorado VRDN 2.04%
                                       due 12/01/2034 (a).........................................       5,300,000
                      4,995,000      Jefferson County, Colorado School District (No R-001
                                       Putters -- Series 674)  VRDN 1.88% due 12/15/2012 (a)(b)...       4,995,000
                     32,840,000      Lower Colorado, River Authority Revenue (Series A)
                                       CP 1.78% due 02/10/2005....................................      32,840,000
                      6,875,000      Regional Transportation District Sales Tax Revenue (Series 679)
                                       VRDN 1.88% due 05/01/2010 (a)..............................       6,875,000
                      4,235,000      Summit County, Colorado School District (No Re 1
                                       Summit -- Putters -- Series 646) VRDN 1.88%
                                       due 12/01/2012 (a)(b)......................................       4,235,000
                      5,170,000      Thornton, Colorado Water Enterprise Revenue
                                       (ROCS RR II R 301) VRDN 1.89% due 12/01/2034 (a)(b)........       5,170,000
                     16,240,000      Traer Creek, Colorado Metropolitan District Revenue VRDN
                                       1.89% due 10/01/2021 (a)...................................      16,240,000
-------------------------------------------------------------------------------------------------------------------
Delaware -- 0.0%      4,775,000      Delaware State (ROCS RR II R 4045) VRDN 1.89%
                                       due 07/01/2012 (a).........................................       4,775,000
-------------------------------------------------------------------------------------------------------------------
District of           5,400,000      District of Columbia (Merlots -- Series B-13) VRDN
Columbia -- 0.8%                       1.91% due 06/01/2022 (a)...................................       5,400,000
                     59,340,000      District of Columbia Housing Finance Agency Mortgage
                                       Revenue S/F FXRDN 2.55% due 12/23/2005.....................      59,340,000
                      4,480,000      District of Columbia Revenue (Washington Very SPL Arts)
                                       VRDN 1.96% due 01/01/2027 (a)..............................       4,480,000
                     13,500,000      District of Columbia Revenue (American National Red
                                       Cross -- Series 00) CP 1.90% due 03/07/2005................      13,500,000
                     20,095,000      Washington D.C. Convention Center Authority Dedicated
                                       Tax Revenue (Floater Certificates -- Series 539)
                                       VRDN 1.88% due 10/01/2021 (a)(b)...........................      20,095,000
-------------------------------------------------------------------------------------------------------------------
Florida -- 5.0%      14,600,000      Alachua County, Florida Health Facilities Authority
                                       (Continuing Care Retirement Community Revenue -- Oak
                                       Hammock University Florida Project -- Series A) DDN 1.90%
                                       due 10/01/2032 (a).........................................      14,600,000
                      5,000,000      Brevard County, Florida Health Facilities Authority
                                       Revenue (Wuesthoff Health System Project) VRDN 1.85%
                                       due 01/01/2034 (a).........................................       5,000,000
                     39,210,000      Capital Trust Agency, Florida M/F Housing Revenue Bond
                                       (Series 99-B) VRDN 1.87% due 12/01/2032 (a)                      39,210,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Florida          $    6,400,000      Dade County, Florida IDA Facilities Revenue (Florida
(continued)                            Power & Light Co.) VRDN 1.96% due 06/01/2021 (a)...........  $    6,400,000
                     25,395,000      Escambia County, Florida Health Facilities Authority
                                       Revenue (Azalea Trace Inc. -- Series B) DDN 1.96%
                                       due 11/15/2029 (a).........................................      25,395,000
                                     Florida State Board of Education VRDN:
                      6,000,000        1.87% due 06/01/2032 (a)...................................       6,000,000
                      4,900,000        1.87% due 06/01/2018 (a)...................................       4,900,000
                                     Florida State Board of Education VRDN:
                      2,570,000        (Floaters -- Series 988) 1.88% due 06/01/2034 (a)(b).......       2,570,000
                      7,465,000        (Putters -- Series 473) 1.88% due 06/01/2011 (a)(b)........       7,465,000
                      4,450,000        (Putters -- Series 692) 1.88% due 06/01/2011 (a)(b)........       4,450,000
                      2,920,000      FSU Final Assistance Inc., Florida Educational Athletic
                                       Facilities Revenue (MSTR SGB 44-A) VRDN 1.87%
                                       due 10/01/2031 (a)(b)......................................       2,920,000
                     11,870,000      Gainesville, Florida Utilities Systems (Series C) CP 1.83%
                                       due 02/09/2005.............................................      11,870,000
                     29,215,000      Gulf Breeze, Florida Revenue (Local Government Loan
                                       Project -- Series C) VRDN 1.84% due 12/01/2015 (a).........      29,215,000
                      5,000,000      Highland County, Florida Health Facilities Authority
                                       Revenue (Adventist Health -- System C) VRDN 1.92%
                                       due 11/15/2021 (a).........................................       5,000,000
                     10,000,000      Jacksonville, Florida PCR (Florida Power & Light Co.
                                       Project ) DDN 1.98% due 05/01/2029 (a).....................      10,000,000
                      4,600,000      Jacksonville, Florida Sales Tax Revenue (Merlot B-26)
                                       VRDN 1.91% due 10/01/2027 (a)(b)...........................       4,600,000
                                     Lee County, Florida Hospital Board Directors Revenue
                                       (Memorial Health System) DDN:
                     22,700,000        (Series A) 1.96% due 04/01/2025 (a)........................      22,700,000
                     55,605,000        (Series B) 1.96% due 04/01/2027 (a)........................      55,605,000
                     15,000,000      Miami Dade County, Florida IDA Solid Waste Disposal Revenue
                                       (Power & Light Company Project) DDN 1.90%
                                       due 12/01/2023 (a).........................................      15,000,000
                      3,100,000      Miami Dade County, Florida School Board Certificates of
                                       Partnership (Putters -- Series 534) VRDN 1.88%
                                       due 08/01/2011 (a)(b)......................................       3,100,000
                     30,590,000      Orange County, Florida Health Facilities Authority Revenue
                                       (Floater Certificates -- Series 531) VRDN 1.89%
                                       due 11/15/2021 (a)(b)......................................      30,590,000
                     16,500,000      Orange County, Florida Health Facilities Authority Revenue
                                       (Floater Certificates -- Series 830) VRDN 1.88%
                                       due 11/15/2022 (a)(b)......................................      16,500,000
                     12,000,000      Orange County, Florida Health Facilities Authority Revenue
                                       Hospital (Orlando Regional Healthcare) VRDN 1.91%
                                       due 10/01/2015 (a).........................................      12,000,000
                      3,800,000      Orange County, Florida School Board Certificates of
                                       Partnership (Putters -- Series 560) VRDN 1.88%
                                       due 08/01/2012 (a)(b)......................................       3,800,000
                                     Orlando & Orange County Expressway Authority Florida
                                       (Expressway Revenue) VRDN:
                     61,950,000        (Series C-1) 1.85% due 07/01/2025 (a)......................      61,950,000
                     32,700,000        (Series D) 1.85% due 07/01/2032 (a)........................      32,700,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Florida          $   10,630,000      Palm Beach County, Florida Health Facilities Authority
(continued)                            Revenue (Bethesda Healthcare System Project)
                                       DDN 1.91% due 12/01/2031 (a)...............................  $   10,630,000
                      3,755,000      Palm Beach County, Florida School Board Certificates of
                                       Partnership (ROCS RR II R 2105) VRDN 1.87%
                                       due 08/01/2015 (a)(b)......................................       3,755,000
                      6,600,000      Polk County, Florida IDA IDR (Lifepath Hospice Project)
                                       VRDN 1.85% due 08/01/2028 (a)..............................       6,600,000
                    199,985,000      Saint Lucie County, Florida PCR (Florida Power & Light
                                       Company Project) DDN 1.96% due 09/01/2028 (a)..............     199,985,000
                      3,500,000      West Palm Beach Florida Utilities Systems Revenue (Floaters --
                                       Series 972) VRDN 1.88% due 10/01/2034 (a)(b)...............       3,500,000
-------------------------------------------------------------------------------------------------------------------
Georgia -- 2.2%       4,820,000      Albany -- Dougherty County, Georgia Hospital Authority
                                       Revenue VRDN 1.89% due 09/01/2020 (a)......................       4,820,000
                      7,000,000      Atlanta, Georgia Urban Residential Finance Authority
                                       M/F Revenue (M Street Apartment Project) VRDN 1.92%
                                       due 03/01/2043 (a).........................................       7,000,000
                      4,500,000      Atlanta, Georgia Urban Residential Finance Authority
                                       M/F Revenue (Lindbergh City Center) VRDN 1.91%
                                       due 11/01/2044 (a).........................................       4,500,000
                     13,915,000      Atlanta, Georgia Water & Wastewater Revenue (Series 745-D)
                                       VRDN 1.88% due 11/01/2017 (a)..............................      13,915,000
                      3,000,000      Atlanta, Georgia Water & Wastewater Revenue VRDN 1.89%
                                       due 11/01/2033 (a).........................................       3,000,000
                     11,000,000      Atlanta, Georgia Water & Wastewater Revenue
                                       (ROCS RR II R 324) VRDN 1.89% due 11/01/2043 (a)(b)........      11,000,000
                     17,700,000      Burke County, Georgia Development Authority PCR
                                       (Georgia Power Co.) FXRDN 1.08% due 04/19/2005.............      17,700,000
                     10,000,000      Clayton County, Georgia Development Authority Facilities
                                       Revenue (Delta Airlines -- Series C) VRDN 1.91%
                                       due 05/01/2035 (a).........................................      10,000,000
                      7,550,000      Cobb County, Georgia Housing M/F Housing Revenue
                                       (Walton Reserve Apartments Project) VRDN 1.90%
                                       due 10/01/2035 (a).........................................       7,550,000
                     10,650,000      Coloquitt County, Georgia Hospital Authority Revenue VRDN
                                       1.94% due 03/01/2023 (a)...................................      10,650,000
                     17,065,000      Crisp County, Georgia Solid Waste Management Authority
                                       Revenue VRDN 2.28% due 01/01/2023 (a)......................      17,065,000
                     19,145,000      Eagle Tax-Exempt Trust -- State of Georgia (Series 981002)
                                       VRDN 1.89% due 07/01/2014 (a)(b)...........................      19,145,000
                     22,955,000      Eagle Tax-Exempt Trust -- State of Georgia (Series 991001)
                                       VRDN 1.89% due 11/01/2017 (a)(b)...........................      22,955,000
                      3,010,000      Fulton County, Georgia Hospital Authority Revenue
                                       (ROCS RR II R 2127) VRDN 1.89% due 01/01/2019 (a)(b).......       3,010,000
                     29,200,000      Fulton County, Georgia Housing Authority Revenue
                                       (Pathways Home Ownership) VRDN 1.84%
                                       due 03/01/2009 (a).........................................      29,200,000
                                     Gainesville & Hall County, Georgia Development Authority
                                       Revenue (Senior Living Facilities -- Lanier) DDN:
                     10,750,000        (Series A) 1.96% due 11/15/2010 (a)........................      10,750,000
                      4,150,000        (Series C) 1.96% due 11/15/2030 (a)........................       4,150,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Georgia          $    3,505,000      Gainesville & Hall County, Georgia Development Authority
(continued)                            Revenue (Atex Inc. Project) VRDN 1.96% due 09/01/2023 (a)..  $    3,505,000
                      6,485,000      Georgia State (Putters -- Series 440) VRDN 1.86% due
                                       05/01/2010 (a)(b)..........................................       6,485,000
                                     Georgia State Local Government Certificates of Partnership
                                       (Macon Trust Series 2002-0) VRDN:
                      4,515,000        1.92% due 12/01/2022 (a)...................................       4,515,000
                      4,515,000        1.92% due 06/01/2028 (a)...................................       4,515,000
                      8,340,000      Georgia Municipal Gas Authority (Gas Revenue Agency
                                       Project -- Series C) VRDN 1.85% due 11/01/2007 (a).........       8,340,000
                      3,680,000      Gwinnett County, Georgia Development Authority Revenue
                                       (Barcoview LLC Project) VRDN 2.01% due 07/01/2018 (a)......       3,680,000
                      3,985,000      Gwinnett County, Georgia Development Authority Revenue
                                       Certificates of Partnership (ROCS RR II R 6009) VRDN
                                       1.89% due 01/01/2021 (a)(b)................................       3,985,000
                     11,730,000      La Grange, Georgia Development Authority Revenue (La Grange
                                       College Project) VRDN 1.89% due 06/01/2031 (a).............      11,730,000
                     10,515,000      Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue
                                       (Putters -- Series 312) VRDN 1.86% due 07/01/2021 (a)(b)...      10,515,000
                      3,215,000      Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue
                                       (ROCS RR II R 4011) VRDN 1.89% due 07/01/2019 (a)(b).......       3,215,000
                      9,625,000      Private Colleges & Universities Authority Revenue
                                       (Mercer University Project) VRDN 1.94% due 10/01/2032 (a)..       9,625,000
                     10,400,000      Putnam County, Georgia Development Authority PCR
                                       (Power Plant Branch -- 1st -- Series 97) FXRDN 1.20%
                                       due 04/19/2005.............................................      10,400,000
                      1,995,000      Thomaston-Upson County, Georgia IDA Revenue
                                       (Thomaston Manufacturing Project) VRDN 2.01%
                                       due 12/01/2011 (a).........................................       1,995,000
                     15,000,000      Ware County, Georgia Hospital Authority Revenue (Baptist
                                       Village Project) VRDN 1.85% due 11/01/2020 (a).............      15,000,000
-------------------------------------------------------------------------------------------------------------------
Hawaii -- 0.0%        2,000,000      Hawaii State (ROCS RR II R 6504) VRDN 1.89% due
                                       10/01/2024 (a)(b)..........................................       2,000,000
                      2,645,000      Honolulu, Hawaii City & County (ROCS RR II R 5025)
                                       VRDN 1.89% due 07/01/2014 (a)(b)...........................       2,645,000
-------------------------------------------------------------------------------------------------------------------
Idaho -- 0.2%         4,250,000      Idaho Housing & Finance Association Nonprofit Facilities
                                       Revenue (Albertson College Project) VRDN 1.87%
                                       due 11/01/2021 (a).........................................       4,250,000
                     10,400,000      Idaho Housing & Finance Association S/F Mortgage (Series F)
                                       VRDN 1.90% due 01/01/2033 (a)..............................      10,400,000
                      4,190,000      Idaho Housing & Finance Association Revenue (Balmoral
                                       Apartment Project) DDN 2.00% due 05/01/2032 (a)............       4,190,000
                      1,325,000      Madison, Idaho Economic Development Corp. IDR
                                       (Floyd Wilcox & Sons, Inc. Project) VRDN 1.99%
                                        due 08/01/2012 (a)........................................       1,325,000
-------------------------------------------------------------------------------------------------------------------
Illinois -- 8.1%      2,170,000      Aurora, Illinois IDR (Aztech Engineering Inc. Project) VRDN
                                       2.05% due 10/01/2018 (a)...................................       2,170,000
                     13,178,972      Aurora, Illinois Kane-Dupage County S/F Mortgage Revenue
                                       (Floaters -- Series A) VRDN 2.45% due 04/01/2005 (a)(b)....      13,178,972
                     26,000,000      Aurora, Illinois Kane-Dupage County S/F Mortgage Revenue
                                       (Floaters -- Series 789) VRDN 1.94% due 04/03/2006 (a)(b)..      26,000,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Illinois         $    4,250,000      Chicago, Illinois Board of Education (Putters -- Series 472)
(continued)                            VRDN 1.91% due 06/01/2014 (a)(b)...........................  $    4,250,000
                     30,910,000      Chicago, Illinois Board of Education (Series C-2) VRDN 1.83%
                                       due 03/01/2035 (a).........................................      30,910,000
                      4,800,000      Chicago, Illinois Eagle 2003-0006 VRDN 1.89%
                                       due 01/01/2042 (a).........................................       4,800,000
                      7,000,000      Chicago, Illinois IDR (Enterprise Center VIII Project) VRDN
                                       1.93% due 06/01/2022 (a)...................................       7,000,000
                      2,500,000      Chicago, Illinois O'Hare International Airport Revenue
                                       (ROCS RR II R 239) VRDN 1.93% due 01/01/2022 (a)(b)........       2,500,000
                      8,000,000      Chicago, Illinois O'Hare International Airport Revenue
                                       (O'Hare Technical Center II Project) VRDN 1.93%
                                       due 03/01/2037 (a).........................................       8,000,000
                      7,500,000      Chicago, Illinois O'Hare International Airport Revenue
                                       (Putters -- Series 670) VRDN 1.91% due 01/01/2012 (a)(b)...       7,500,000
                      7,075,000      Chicago, Illinois Park District (Merlots -- Series A-61)
                                       VRDN 1.91% due 01/01/2021 (a)(b)...........................       7,075,000
                     11,455,000      Chicago, Illinois Park District (Putters -- Series 521) VRDN
                                       1.88% due 07/01/2012 (a)(b)................................      11,455,000
                      2,975,000      Chicago, Illinois Public Building Revenue VRDN 1.89%
                                       due 12/01/2014 (a).........................................       2,975,000
                      4,200,000      Chicago, Illinois Solid Waste Disposal Facilities Revenue
                                       (Groot Industries Inc. Project) VRDN 2.00%
                                       due 12/01/2015 (a).........................................       4,200,000
                     10,065,000      Chicago, Illinois Wastewater Transmission Revenue (Merlots --
                                       Series A-125) VRDN 1.91% due 01/01/2030 (a)(b).............      10,065,000
                     40,000,000      Chicago, Illinois Wastewater Transmission Revenue (Series A)
                                       VRDN 1.86% due 01/01/2039 (a)..............................      40,000,000
                                       Cook County, Illinois VRDN:
                      3,585,000        (Merlots -- Series B-11) 1.91% due 11/15/2025 (a)(b).......       3,585,000
                      2,400,000        (Putters -- Series 559) 1.88% due 05/15/2012 (a)(b)........       2,400,000
                      6,300,000        (Putters -- Series 566) 1.88% due 11/15/2012 (a)(b)........       6,300,000
                     33,000,000        (Series E) 1.84% due 11/01/2033 (a)........................      33,000,000
                      2,275,000      Des Plaines, Illinois IDR (414 East Golf Road Project)
                                       VRDN 2.01% due 05/01/2017 (a)..............................       2,275,000
                     11,150,000      Eagle Tax-Exempt Trust -- Metropolitan Pier & Exposition II
                                       (Series 02-6001) VRDN 1.89% due 06/15/2042 (a)(b)..........      11,150,000
                     10,840,000      Eagle Tax-Exempt Trust (Series 02-6002) VRDN 1.89%
                                       due 04/01/2022 (a)(b)......................................      10,840,000
                      2,795,000      Elgin, Illinois IDR (Starro Precision Products Inc. Project)
                                       VRDN 2.00% due 06/01/2025 (a)..............................       2,795,000
                     14,230,000      Elmhurst, Illinois Revenue Community Accreditation
                                       VRDN 1.86% due 07/01/2018 (a)..............................      14,230,000
                         35,000      Geneva, Illinois IDR (Continental Envelope Corp. Project)
                                       VRDN 2.00% due 09/01/2006 (a)..............................          35,000
                     26,550,000      Illinois Education Facilities Authority Revenue
                                       (Art Institute of Chicago) VRDN 1.85% due 03/01/2027 (a)...      26,550,000
                     13,800,000      Illinois Education Facilities Authority Revenue (Concordia
                                       University River Project) DDN 1.90% due 10/01/2031 (a).....      13,800,000
                      9,800,000      Illinois Education Facilities Authority Revenue
                                       (ITT State Street Corp -- Series A) VRDN 1.89%
                                       due 06/01/2033 (a).........................................       9,800,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Illinois                             Illinois Health Facilities Authority Revenue (Central
(continued)                            Dupage Health) DDN:
                 $   46,900,000        (Series B) 1.95% due 11/01/2027 (a)........................  $   46,900,000
                     50,000,000        (Series C) 1.95% due 11/01/2027 (a)........................      50,000,000
                     59,025,000      Illinois Health Facilities Authority Revenue (Northwest
                                       Community Hospital -- Series B) DDN 1.95%
                                       due 07/01/2032 (a).........................................      59,025,000
                        890,000      Illinois Health Facilities Authority Revenue (Chestnut
                                       Square Glen Project -- Series C) VRDN 1.85%
                                       due 08/15/2032 (a).........................................         890,000
                     16,900,000      Illinois Health Facilities Authority Revenue (Memorial
                                       Health System) DDN 1.95% due 10/01/2022 (a)................      16,900,000
                     12,275,000      Illinois Health Facilities Authority Revenue (Palos
                                       Community Hospital -- Series B) VRDN 1.87%
                                       due 12/01/2015 (a).........................................      12,275,000
                     39,820,000      Illinois Health Facilities Authority Revenue (Resurrection
                                       Health -- Series A) DDN 1.95% due 05/15/2029 (a)...........      39,820,000
                     40,695,000      Illinois Health Facilities Authority Revenue (University
                                       Chicago Hospital) DDN 1.90% due 08/01/2026 (a).............      40,695,000
                     30,500,000      Illinois Health Facilities Authority Revenue (Northwestern
                                       Memorial Hospital -- Series C) DDN 1.90%
                                       due 08/15/2032 (a).........................................      30,500,000
                     22,835,000      Illinois Housing Development Authority Revenue
                                       (Homeowner Mortgage -- Series B-1) FXRDN 0.99%
                                       due 02/01/2006.............................................      22,835,000
                                     Illinois Finance Authority Revenue (Central Dupage
                                       Health) VRDN:
                     12,500,000        (Series B) 1.87% due 11/01/2038 (a)........................      12,500,000
                     25,300,000        (Series C) 1.87% due 11/01/2038 (a)........................      25,300,000
                     10,000,000      Illinois Finance Authority Revenue (Haven Christian
                                       Service -- Series B) VRDN 1.88% due 11/15/2034 (a).........      10,000,000
                     16,000,000      Illinois Finance Authority Revenue (University of
                                       Chicago -- Series B) VRDN 1.84% due 07/01/2034 (a).........      16,000,000
                      2,760,000      Illinois State Development Finance Authority IDR (Design
                                       Automotive LLC Project) VRDN 2.00% due 06/01/2011 (a)......       2,760,000
                      2,450,000      Illinois State Development Finance Authority IDR (Rockford
                                       College Project) VRDN 1.95% due 02/01/2021 (a).............       2,450,000
                      1,400,000      Illinois State Development Finance Authority (AMR
                                       Pooled -- Series B-2) VRDN 2.76% due 10/01/2029 (a)........       1,400,000
                     10,000,000      Illinois State Development Finance Authority (Palos Community
                                       Hospital) VRDN 1.87% due 09/01/2015 (a)....................      10,000,000
                     15,305,000      Illinois State Development Finance Authority Revenue (Jewish
                                       Federal Chicago Project) DDN 1.90% due 09/01/2032 (a)......      15,305,000
                     45,700,000      Illinois State Development Finance Authority Revenue (Palos
                                       Community Hospital) VRDN 1.87% due 11/15/2024 (a)..........      45,700,000
                     28,900,000      Illinois State Municipal Securities Trust Receipts (SGA 103)
                                       VRDN 1.95% due 08/01/2024 (a)(b)...........................      28,900,000
                      4,315,000      Illinois State (Merlots -- Series A-124) VRDN 1.91% due
                                       11/01/2026 (a)(b)..........................................       4,315,000
                      4,985,000      Illinois State (Merlots -- Series B-05) VRDN 1.91% due
                                       07/01/2022 (a)(b)..........................................       4,985,000
                     82,200,000      Illinois State (Series B) VRDN 1.85% due 10/01/2033 (a)......      82,200,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Illinois                             Illinois Student Assistance Loan Revenue (Series A) VRDN:
(continue)       $    4,700,000        1.90% due 09/01/2031 (a)...................................  $    4,700,000
                     12,450,000        1.90% due 09/01/2032 (a)...................................      12,450,000
                     17,500,000        1.90% due 09/01/2034 (a)...................................      17,500,000
                      5,800,000      Lake County, Illinois Community School District-73 (Hawthorn
                                       Putters -- Series 329) VRDN 1.91% due 12/01/2014 (a)(b)....       5,800,000
                      4,260,000      Macon County, Illinois Revenue (Millikin University) VRDN
                                       1.89% due 10/01/2031(a)....................................       4,260,000
                                     Metropolitan Pier & Exposition Authority Illinois Dedicated
                                       State Tax Revenue VRDN:
                      1,500,000        (Floaters -- Series 962) 1.94% due 12/15/2034 (a)(b).......       1,500,000
                      3,500,000        (Eagle 2004-003) 1.89% due 06/15/2042 (a)(b)...............       3,500,000
                      7,500,000      Metropolitan Pier & Exposition Authority Illinois Dedicated
                                       State Tax Revenue (Floaters -- Series 913) VRDN 1.92%
                                       due 12/15/2032 (a)(b)......................................       7,500,000
                                     Metropolitan Pier & Exposition Authority Illinois Dedicated
                                       State Tax Revenue VRDN:
                      6,270,000        (ROCS RR II R 270) 1.97% due 12/15/2031 (a)(b).............       6,270,000
                      9,535,000        (ROCS RR II R 271) 1.97% due 12/15/2032 (a)(b).............       9,535,000
                      2,130,000        (ROCS RR II R 310) 1.97% due 12/15/2033 (a)(b).............       2,130,000
                     12,100,000      Municipal Securities Trust Certificates -- Chicago, Illinois
                                       O'Hare International Airport (Class A -- Series 93) DDN
                                       1.97% due 10/04/2012 (a)(b)................................      12,100,000
                     12,160,000      Municipal Securities Trust Certificates -- Chicago, Illinois
                                       (Class A -- Series 2001-121) VRDN 1.87%
                                       due 12/22/2009 (a)(b)......................................      12,160,000
                     12,495,000      Municipal Securities Trust Certificates -- Chicago, Illinois
                                       (Class A -- Series 2001-124) VRDN 1.95%
                                       due 08/20/2014 (a)(b)......................................      12,495,000
                     32,842,500      Regional Transportation Authority Illinois (Floaters -- Series
                                       D-818) VRDN 1.88% due 07/01/2033 (a)(b)....................      32,842,500
                      4,940,000      Regional Transportation Authority Illinois (Merlots -- Series
                                       A-41) VRDN 1.91% due 06/01/2017 (a)(b).....................       4,940,000
                      9,940,000      Regional Transportation Authority Illinois (Merlots -- Series
                                       A-24) VRDN 1.91% due 07/01/2032 (a)(b).....................       9,940,000
                      4,095,000      Southern Illinois University Revenue (Putters -- Series 562)
                                       VRDN 1.88% due 04/01/2012 (a)(b)...........................       4,095,000
-------------------------------------------------------------------------------------------------------------------
Indiana -- 2.9%       1,350,000      Allen County, Indiana EDR (Waterfurnace International Inc.)
                                       VRDN 2.02% due 11/01/2014 (a)..............................       1,350,000
                        325,000      Allen County, Indiana EDR (YMCA of Greater Fort Wayne
                                       Project) VRDN 2.02% due 12/01/2009 (a).....................         325,000
                      3,475,000      Baugo, Indiana School Building Corporation (Floaters --
                                       Series 676) VRDN 1.88% due 01/15/2010 (a)(b)...............       3,475,000
                      1,125,000      Bloomington, Indiana EDR (Bloomington Square Project)
                                       VRDN 1.95% due 12/01/2008 (a)..............................       1,125,000
                      2,100,000      Crawfordsville, Indiana EDR (Performance Master LLC Project)
                                       VRDN 2.03% due 10/01/2018 (a)..............................       2,100,000
                      1,945,000      Deerborn County, Indiana EDR (D&S Machine Products Inc.)
                                       VRDN 1.98% due 04/01/2018 (a)..............................       1,945,000
                      3,075,000      Elkhart County, Indiana EDR (Patriot Homes Inc. Project)
                                       VRDN 1.99% due 08/01/2012 (a)..............................       3,075,000
                      3,500,000      Elkhart County, Indiana (Putters -- Series 553)
                                       VRDN 1.88% due 12/01/2023 (a)(b)...........................       3,500,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Indiana          $    6,010,000      Greencastle, Indiana IDR (Crown Equipment Corp. Project)
(continued)                            VRDN 1.94% due 02/01/2011 (a)..............................  $    6,010,000
                     50,000,000      Indiana Bond Bank Revenue (Series A) BAN 3.25%
                                       due 01/26/2006.............................................      50,456,640
                                     Indiana Health Facilities Financing Authority Revenue
                                       (Ascension Health Credit Group) FXRDN:
                     10,000,000        (Series A-1) 1.73% due 07/05/2005..........................      10,000,000
                      8,000,000        (Series A-2) 1.73% due 07/05/2005..........................       8,000,000
                     72,600,000      Indiana Development Authority Revenue VRDN 1.88%
                                       due 02/07/2005 (a).........................................      72,600,000
                      8,905,000      Indiana State Development Finance Authority Revenue
                                       Educational Facilities (Cathedral High School) DDN 1.95%
                                       due 09/01/2026 (a).........................................       8,905,000
                      1,945,000      Indiana State Development Finance Authority EDR (Indianapolis
                                       Urban League Inc.) VRDN 1.92% due 01/01/2020 (a)...........       1,945,000
                     40,250,000      Indiana State Development Finance Authority Environmental
                                       Revenue (PSI Energy Inc. Project -- Series B) VRDN 2.06%
                                       due 12/01/2038 (a).........................................      40,250,000
                        280,000      Indiana State Development Finance Authority IDR (Centurion
                                       Industries Inc. Project) VRDN 2.07% due 10/01/2005 (a).....         280,000
                     10,900,000      Indiana State Development Finance Authority IDR (Republic
                                       Services Inc. Project) DDN 1.94% due 12/01/2032 (a)........      10,900,000
                                     Indiana State Development Finance Authority Solid Waste
                                       Disposal Revenue Waste Management Incorporated VRDN:
                     12,500,000        (Series A) 1.90% due 10/01/2025 (a)........................      12,500,000
                      7,000,000        (Series B) 1.90% due 10/01/2025 (a)........................       7,000,000
                      9,000,000      Indiana State Health Facilities Finance Authority Revenue
                                       (Margaret Mary Community Hospital -- Series A) VRDN
                                       1.95% due 12/01/2029 (a)...................................       9,000,000
                     18,500,000      Indiana State Housing Finance Authority S/F FXRDN 2.30%
                                       due 12/15/2005.............................................      18,500,000
                      9,075,000      Indiana State Office Building Community Facilities Revenue
                                       (Merlot -- Series B-17) VRDN 1.91% due 07/01/2023 (a)(b)...       9,075,000
                                     Indiana Transportation Finance Authority Highway
                                       Revenue VRDN:
                      2,350,000        (Floaters -- Series 942 D) 1.88% due 12/01/2022 (a)(b).....       2,350,000
                      2,000,000        (Merlots -- Series B-21) 1.91% due 12/01/2022 (a)(b).......       2,000,000
                      7,485,000        (Putters -- Series 479) 1.88% due 06/01/2017 (a)(b)........       7,485,000
                      6,340,000      Indiana University Revenue (ROCS RR II R 6508) VRDN 1.89%
                                       due 08/01/2021 (a)(b)......................................       6,340,000
                      3,910,000      Indianapolis, Indiana EDR (New Bridges Apartments Project)
                                       VRDN 1.92% due 06/01/2035 (a)..............................       3,910,000
                     50,000,000      Indianapolis, Indiana Gas Utility System (Citizens Gas & Coke)
                                       CP 1.81% due 02/11/2005....................................      50,000,000
                      5,020,000      Indianapolis, Indiana Gas Utilities Revenue (Merlot --
                                       Series A-50) VRDN 1.91% due 06/01/2013 (a)(b)..............       5,020,000
                      2,620,000      Indianapolis, Indiana Local Public Board (Putters -- Series 422)
                                       VRDN 1.91% due 08/15/2020 (a)(b)...........................       2,620,000
                      6,800,000      Indianapolis, Indiana Thermal Energy System Revenue
                                       (Putters -- Series 700) VRDN 1.88% due 04/01/2010 (a)(b)...       6,800,000
                      7,100,000      Madison, Indiana EDR (Arvin Sango Inc. Project) VRDN 2.05%
                                       due 08/01/2017 (a).........................................       7,100,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Indiana          $    5,190,000      Sunman-Dearborn, Indiana High School Building Corp.
(continued)                            (Putters -- Series 671) VRDN 1.88% due 01/15/2013 (a)(b)        $ 5,190,000
-------------------------------------------------------------------------------------------------------------------
Iowa -- 1.2%          4,445,000      Iowa Finance Authority M/F Revenue (The Gables at Johnston
                                       Project) VRDN 1.91% due 12/01/2037 (a).....................       4,445,000
                     39,215,000      Iowa City, Iowa Revenue (Act Inc.) DDN 2.00%
                                       due 04/01/2032 (a).........................................      39,215,000
                      6,500,000      Iowa Finance Authority Retirement Community Revenue
                                       (Wesley Retirement Services -- Series B) VRDN 1.85%
                                       due 12/01/2033 (a).........................................       6,500,000
                     25,000,000      Iowa Finance Authority Retirement Community Revenue
                                       (Deerfield Retirement System -- Series B) VRDN 1.85%
                                       due 12/01/2033 (a).........................................      25,000,000
                     21,050,000      Iowa Finance Authority Revenue (Museum of Art Foundation)
                                       DDN 1.95% due 10/01/2033 (a)...............................      21,050,000
                      8,600,000      Iowa Higher Education Loan Authority Revenue (Buena Vista
                                       University Project) VRDN 2.00% due 12/01/2012 (a)..........       8,600,000
                                     Iowa Higher Education Loan Authority Revenue (Private
                                       College -- Des Moines) DDN:
                     10,200,000        1.95% due 10/01/2033 (a)...................................      10,200,000
                      6,800,000        1.95% due 10/01/2024 (a)...................................       6,800,000
                      3,900,000      Louisa County, Iowa PCR Refunding (Iowa-Ill G&E Co.) VRDN
                                       1.90% due 03/01/2017 (a)...................................       3,900,000
                     19,500,000      Louisa County, Iowa PCR Refunding (Iowa-Ill G&E Co. --
                                       Series A) VRDN 1.90% due 09/01/2016 (a)....................      19,500,000
                     15,370,000      Municipal Securities Trust Certificates (Iowa Finance Authority
                                       Hospital Facilities Revenue Health System Class A --
                                       Series 26) VRDN 1.89% due 06/01/2010 (a)(b)................      15,370,000
-------------------------------------------------------------------------------------------------------------------
Kansas -- 0.7%        7,720,000      Johnson County, Kansas Public Building Community Lease
                                       Revenue (Putters-528) VRDN 1.88% due 09/01/2010 (a)(b).....       7,720,000
                      4,210,000      Kansas State Department of Transportation Highway Revenue
                                       (ROCS RR II R 6020) VRDN 1.89% due 03/01/2019 (a)(b).......       4,210,000
                                     Kansas State Development Finance Authority Lease Revenue
                                       (Kansas Department Administration) DDN:
                     10,230,000        (Series J-1) 1.90% due 12/01/2018 (a)......................      10,230,000
                     17,860,000        (Series J-2) 1.90% due 12/01/2034 (a)......................      17,860,000
                     10,170,000      Kansas State Development Finance Authority Revenue (Hays
                                       Medical Center -- Series N) DDN 1.95% due 05/15/2026 (a)...      10,170,000
                      3,995,000      Lawrence, Kansas IDR Board (Prosoco Inc. Project --
                                       Series 98-A) VRDN 1.99% due 12/01/2018 (a).................       3,995,000
                      4,200,000      Lenexa, Kansas M/F Housing Revenue (Meadows Apartments
                                       Project -- Series A) VRDN 1.90% due 04/15/2035 (a).........       4,200,000
                     11,425,000      Olathe, Kansas Health Facilities Revenue (Olathe Medical
                                       Center -- Series A) DDN 1.90% due 09/01/2032 (a)...........      11,425,000
                      2,800,000      Reno County & Labette County, Kansas S/F Mortgage Revenue
                                       (Floaters -- Series 915) VRDN 1.97% due 12/01/2015 (a)(b)..       2,800,000
                     22,000,000      University Kansas Hospital Authority Health Facilities Revenue
                                       (Kansas University Health System) VRDN 1.90%
                                       due 09/01/2034 (a).........................................      22,000,000
-------------------------------------------------------------------------------------------------------------------
Kentucky -- 2.7%      1,060,000      Boone County, Kentucky Industrial Building Revenue
                                       (Diocesan Educational Project) VRDN 2.03%
                                       due 11/01/2018 (a).........................................       1,060,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Kentucky         $   22,285,000      Breckinridge County, Kentucky Lease Program Revenue
(continued)                            (Kentucky Assistant County Leasing -- Series A) DDN 1.90%
                                       due 02/01/2032 (a).........................................  $   22,285,000
                      2,400,000      Carroll County, Kentucky PCR (Kentucky Utility Company
                                       Project -- Series A) CP 1.97% due 03/07/2005...............       2,400,000
                      2,500,000      Carroll County, Kentucky Solid Waste Disposal Revenue
                                       (North American Stainless) VRDN 1.86% due 05/01/2031 (a)...       2,500,000
                      2,660,000      Crestview Hill, Kentucky Industrial Building Revenue (Thomas
                                       More College Project) VRDN 1.93% due 11/01/2018 (a)........       2,660,000
                      1,290,000      Dayton, Kentucky Industrial Building Revenue (Willow Green
                                       Project) VRDN 2.03% due 08/01/2020 (a).....................       1,290,000
                      4,440,000      Glasgow, Kentucky Industrial Building Revenue (Felker Brothers
                                       Corp. Project) VRDN 1.90% due 04/01/2020 (a)...............       4,440,000
                      2,700,000      Graves County, Kentucky Solid Waste Disposal Revenue
                                       (Waste Management Kentucky LLC Project) VRDN 1.94%
                                       due 03/01/2021 (a).........................................       2,700,000
                                     Henderson County, Kentucky Hospital Facilities Revenue
                                       (Community United Methodist) VRDN:
                      3,500,000        (Series A) 1.84% due 12/01/2008 (a)........................       3,500,000
                      8,590,000        (Series B) 1.84% due 12/01/2025 (a)........................       8,590,000
                     16,410,000      Hopkins County, Kentucky Hospital Revenue (Floaters --
                                       Series 730) VRDN 1.90% due 11/15/2011 (a)(b)...............      16,410,000
                      2,835,000      Jefferson County, Kentucky Industrial Building Revenue
                                       (Hamilton Printing Project) VRDN 1.98% due 12/01/2011 (a)..       2,835,000
                        900,000      Jefferson County, Kentucky Industrial Building Revenue
                                       (Thomas Development Project) VRDN 2.02%
                                       due 04/10/2010 (a).........................................         900,000
                                     Jefferson County, Kentucky PCR (Louisville Gas &
                                       Electric Co.) CP:
                      9,000,000        1.91% due 02/01/2005.......................................       9,000,000
                     26,000,000        2.07% due 04/08/2005.......................................      26,000,000
                                     Jefferson County, Kentucky PCR (Louisville Gas & Electric
                                       Co. -- Series 93-A) CP:
                      3,000,000        1.79% due 02/04/2005.......................................       3,000,000
                     32,200,000        1.83% due 02/14/2005.......................................      32,200,000
                     45,200,000      Kenton County, Kentucky Airport Board of Special Facilities
                                       Revenue (Airis Cincinnati LLC -- Series A) VRDN 1.95%
                                       due 07/01/2032 (a).........................................      45,200,000
                      5,740,000      Kenton County, Kentucky Educational Revenue (St. Pius X
                                       School District Project) VRDN 1.93% due 06/01/2023 (a).....       5,740,000
                     20,000,000      Kentucky State Turnpike Authority Resource Recovery Revenue
                                       (Floater Certificates -- Series 488) VRDN 1.88%
                                       due 07/01/2007 (a)(b)......................................      20,000,000
                      5,600,000      Louisville & Jefferson County, Kentucky (Sewer & Drain
                                       Systems Revenue (ROCS RR II R 304) VRDN 1.89%
                                       due 05/15/2037 (a).........................................       5,600,000
                      7,400,000      Mercer County, Kentucky PCR (Kentucky Utility Co. Project --
                                       Series A) CP 1.97% due 03/07/2005..........................       7,400,000
                      2,000,000      Midway, Kentucky Educational Building Revenue (Midway
                                       College Project) VRDN 1.86% due 10/01/2022 (a).............       2,000,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Kentucky         $    5,000,000      Minor Lane Heights, Kentucky Solid Waste Disposal Revenue
(continued)                            (Waste Management Kentucky LLC Project) VRDN 1.94%
                                       due 03/01/2021 (a).........................................  $    5,000,000
                      7,000,000      Morehead, Kentucky League Of Cities (Lease Program
                                       Revenue -- Series A) VRDN 1.86% due 06/01/2034 (a).........       7,000,000
                      2,400,000      Muhlenbery County, Kentucky PCR (Kentucky Utility Co.
                                       Project -- Series A) CP 1.97% due 03/07/2005...............       2,400,000
                      1,450,000      Ohio County, Kentucky Solid Waste Disposal Revenue (Waste
                                       Management Kentucky LLC Project) VRDN 1.94%
                                       due 03/01/2021 (a).........................................       1,450,000
                     34,395,000      Ohio County, Kentucky PCR (Big Rivers Electric Corp. Project)
                                       VRDN 1.85% due 06/01/2013 (a)..............................      34,395,000
                                     Timble County, Kentucky PCR (Louisville Gas & Electric Co.
                                       Project -- Series A) CP:
                     17,500,000        1.88% due 02/01/2005.......................................      17,500,000
                     35,800,000        1.83% due 02/15/2005.......................................      35,800,000
                      4,600,000        1.79% due 02/04/2005.......................................       4,600,000
                     20,000,000        1.91% due 02/01/2005.......................................      20,000,000
                      4,495,000      Wickliffe, Kentucky PCR & Solid Waste Disposal Revenue
                                       (Westvaco Corp. Project) VRDN 1.85% due 01/01/2009 (a).....       4,495,000
-------------------------------------------------------------------------------------------------------------------
Louisiana -- 1.6%     4,500,000      Calcasieu Parish Inc. of Louisiana IDB Environmental Revenue
                                       (Hydroserve Westlake) VRDN 1.90% due 06/01/2025 (a)........       4,500,000
                        350,000      East Baton Rouge Mortgage Financing Authority (Series A-R-4)
                                       FXRDN 2.44% due 03/10/2005.................................         350,000
                      5,000,000      East Baton Rouge Mortgage Financing Authority S/F Revenue
                                       (Floaters -- Series 996) VRDN 1.94% due 06/02/2008 (a)(b)..       5,000,000
                      6,090,000      Ernest N. Morial, New Orleans, Louisiana (Exhibit Hall
                                       Authority Special Tax Merlots -- Series A-46) VRDN 1.91%
                                       due 07/15/2028 (a)(b)......................................       6,090,000
                     18,115,100      Jefferson Parish, Louisiana Home Mortgage Authority S/F
                                       Mortgage Revenue (Series B) FXRDN 2.48% due 09/23/2005.....      18,115,100
                     12,000,000      Jefferson Parish, Louisiana Hospital Service Revenue (Putters --
                                       Series 522) VRDN 1.90% due 12/01/2008 (a)(b)...............      12,000,000
                     10,600,000      Lake Charles, Louisiana Harbor & Revenue District (Conco Inc.
                                       Project -- Series A) VRDN 1.84% due 09/01/2029 (a).........      10,600,000
                                       Louisiana Housing Finance Agency Mortgage Revenue
                                       S/F FXRDN:
                     39,149,787        2.62% due 04/29/2005.......................................      39,149,787
                     29,664,704        2.63% due 05/31/2005.......................................      29,664,704
                     10,520,165        2.62% due 05/31/2005.......................................      10,520,165
                      2,360,000      Louisiana Local Government Environmental Facilities &
                                       Community Development Authority Revenue (Northwestern
                                       State University Student Housing -- Series A) VRDN 1.92%
                                       due 08/01/2034 (a).........................................       2,360,000
                     10,000,000      Louisiana Public Facilities Authority Lease Revenue VRDN
                                       1.89% due 06/01/2008 (a)...................................      10,000,000
                                     Louisiana Public Facilities Authority Revenue (Air Products &
                                       Chemicals Project) VRDN:
                     18,650,000        1.92% due 12/01/2038 (a)...................................      18,650,000
                      3,400,000        1.92% due 12/01/2039 (a)...................................       3,400,000
                     16,000,000      Louisiana State Offshore Term Authority Deepwater Port
                                       Revenue (1st Stage A-Loop Inc.) DDN 1.85%
                                       due 09/01/2008 (a).........................................      16,000,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Louisiana        $   11,305,000      Louisiana State University & Agricultural & Mechanical College
(continued)                            Board VRDN 1.88% due 07/01/2032 (a)........................  $   11,305,000
                      5,875,000      New Orleans, Louisiana IDB M/F Housing Revenue (LGD Rental
                                       Inc. Project) VRDN 1.91% due 09/01/2038 (a)................       5,875,000
                     13,490,000      New Orleans, Louisiana IDB M/F Housing Revenue VRDN
                                       1.94% due 06/02/2008 (a)...................................      13,490,000
-------------------------------------------------------------------------------------------------------------------
Maine -- 0.5%           760,000      Eastport, Maine IDR (Passamaquoddy Tribe) VRDN 1.95%
                                       due 11/01/2006 (a).........................................         760,000
                      1,270,000      Gray, Maine Revenue (Advance Realty Project) VRDN 1.89%
                                       due 10/01/2011 (a).........................................       1,270,000
                     24,255,000      Maine Finance Authority Revenue (Jackson Lab Issue 2002)
                                       VRDN 1.89% due 07/01/2031 (a)..............................      24,255,000
                     26,000,000      Maine State TAN 3.00% due 06/30/2005.........................      26,147,297
                      6,295,000      Maine State BAN 3.00% due 06/23/2005.........................       6,328,727
                        150,000      Millinocket, Maine Revenue (Gardner Chipmills Project) VRDN
                                       1.99% due 03/01/2005 (a)...................................         150,000
                      4,125,000      Trenton, Maine Revenue (The Talaria Co. Project) VRDN
                                       1.99% due 10/15/2015 (a)...................................       4,125,000
-------------------------------------------------------------------------------------------------------------------
Maryland -- 0.5%                     Carroll County, Maryland Revenue (Fairhaven & Copper) VRDN:
                      7,900,000        (Series-A) 1.88% due 01/01/2034 (a)........................       7,900,000
                      4,000,000        (Series-B) 1.85% due 01/01/2034 (a)........................       4,000,000
                      7,280,000      Maryland State Economic Development Corp. Revenue
                                       (Pharmacopeial Project) DDN 1.97% due 07/01/2034 (a).......       7,280,000
                     16,915,000      Maryland State Health & Higher Educational Facilities Authority
                                       Revenue (Adventist Health Care -- Series A) VRDN 1.86%
                                       due 01/01/2035 (a).........................................      16,915,000
                      5,000,000      Maryland State Health & Higher Educational Facilities Authority
                                       Revenue (Floaters -- Series 825) VRDN 1.88%
                                       due 08/15/2038 (a)(b)......................................       5,000,000
                     20,000,000      Montgomery County, Maryland (Series 2002) CP 1.83%
                                       due 02/09/2005.............................................      20,000,000
                     10,000,000      Montgomery County, Maryland EDR (Riderwood Village Inc.
                                       Project) VRDN 1.88% due 03/01/2034 (a).....................      10,000,000
-------------------------------------------------------------------------------------------------------------------
Massachusetts --      5,000,000      Blackstone Valley, Massachusetts Vocational Regional School
4.7%                                   District BAN 3.00% due 07/15/2005..........................       5,026,465
                     38,322,000      Chicopee, Massachusetts BAN 3.25% due 11/17/2005.............      38,666,761
                      4,185,000      Clipper Tax-Exempt Trust Housing Finance Authority
                                       (Series 2000-5) VRDN 1.92% due 06/01/2005 (a)..............       4,185,000
                      9,000,000      Gill-Montague, Massachusetts Regional School District BAN
                                       2.75% due 07/29/2005.......................................       9,045,295
                     11,391,500      Harvard, Massachusetts BAN 3.00% due 11/09/2005..............      11,486,123
                      5,092,000      Hatfield, Massachusetts BAN 2.75% due 07/29/2005.............       5,117,623
                      8,000,000      King Philip Regional School District BAN 3.50% due 12/15/2005       8,085,390
                      8,850,000      Massachusetts State Development Finance Agency Revenue
                                       (Bancroft School) VRDN 1.87% due 09/01/2031 (a)............       8,850,000
                     10,000,000      Massachusetts State Development Finance Agency Revenue
                                       (Fessenden School) VRDN 1.89% due 08/01/2031 (a)...........      10,000,000
                     12,000,000      Massachusetts State Development Finance Agency Revenue Inc.
                                       (Brooksby Village, Project) VRDN 1.83% due 07/01/2032 (a)..      12,000,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Massachusetts    $   40,000,000      Massachusetts State Development Finance Agency Revenue
(continued)                            (Massachusetts Electric Co. -- Series 04) CP 1.96%
                                       due 03/10/2005.............................................  $   40,000,000
                      9,850,000      Massachusetts State Development Finance Agency Revenue
                                       Cordis Mills LLC) VRDN 1.90% due 12/01/2032 (a)............       9,850,000
                     10,610,000      Massachusetts State Development Finance Agency Revenue
                                       (Gordon College) VRDN 1.84% due 09/01/2032 (a).............      10,610,000
                     25,000,000      Massachusetts State Development Finance Agency Revenue
                                       (Suffolk University Asset Guaranty) VRDN 1.94% due
                                       07/01/2032 (a).............................................      25,000,000
                     15,415,000      Massachusetts State Development Finance Agency Revenue
                                       (Groton School) VRDN 1.89% due 03/01/2034 (a)..............      15,415,000
                      2,500,000      Massachusetts State Development Finance Agency Revenue
                                       (Walnut Hill School District) VRDN 1.85% due
                                       07/01/2032 (a).............................................       2,500,000
                      4,925,000      Massachusetts State Development Finance Agency Revenue
                                       (Lesley University) VRDN 1.89% due 07/01/2033 (a)..........       4,925,000
                                     Massachusetts State Development Finance Agency Revenue
                                       (Wentworth Institute of Technology) VRDN:
                     29,525,000        1.92% due 10/01/2033 (a)...................................      29,525,000
                     11,760,000        1.84% due 10/01/2030 (a)...................................      11,760,000
                      9,000,000      Massachusetts State Health & Educational Facilities Authority
                                       Revenue (Floaters -- Series 954) VRDN 1.88%
                                       due 07/01/2024 (a).........................................       9,000,000
                      7,860,000      Massachusetts State Health & Educational Facilities Authority
                                       Revenue (The Boston Home Inc. -- Series B) VRDN 1.84%
                                       due 06/01/2032 (a).........................................       7,860,000
                     16,900,000      Massachusetts State Housing Finance Agency Revenue (Series F)
                                       VRDN 1.85% due 12/01/2037 (a)..............................      16,900,000
                                     Massachusetts State Industrial Finance Agency Revenue PCR
                                       (New England Power Co. Project -- Series A) CP:
                     40,000,000        1.95% due 03/04/2005.......................................      40,000,000
                     10,500,000        1.82% due 02/11/2005.......................................      10,500,000
                     20,000,000      Massachusetts State Industrial Finance Agency Revenue PCR
                                       (Groton School Issue -- Series B) VRDN 1.89%
                                       due 03/01/2028 (a).........................................      20,000,000
                     28,750,500      Massachusetts State (Floater Certificates -- Series 716-D) VRDN
                                       1.84% due 08/01/2018 (a)(b)................................      28,750,500
                     14,780,000      Massachusetts State (Merlots -- Series A-51) VRDN 1.90%
                                       due 08/01/2020 (a)(b)......................................      14,780,000
                     35,000,000      Massachusetts State (Series D) CP 1.86% due 02/10/2005.......      35,000,000
                     57,760,000      Massachusetts State Water Resource Authority (Floaters -- Series
                                       742-D) VRDN 1.87% due 08/01/2019 (a)(b)....................      57,760,000
                     20,000,000      Mattapoisett, Massachusetts BAN 3.00% due 09/01/2005.........      20,160,048
                     16,400,000      Municipal Securities Trust Certificates -- Massachusetts State
                                       Port Authority SPL Facility VRDN 1.97% due 04/28/2016 (a)..      16,400,000
                      4,000,000      Nashoba, Massachusetts Regional School District BAN 3.50%
                                       due 09/02/2005.............................................       4,029,804
                      7,130,000      New Bedford, Massachusetts BAN 2.75% due 02/25/2005..........       7,135,623
                      4,441,703      North Adams, Massachusetts BAN 2.00% due 02/25/2005..........       4,444,156
                     11,000,000      Norwell, Massachusetts BAN 2.00% due 02/17/2005..............      11,004,180

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Massachusetts    $    8,000,000      Pembroke, Massachusetts BAN 3.00% due 08/04/2005.............  $    8,055,968
(continued)           5,264,900      Shirley, Massachusetts BAN 2.00% due 04/08/2005..............       5,273,845
                      8,800,000      Spencer East Brookfield, Massachusetts Regional School District
                                       BAN 2.25% due 05/13/2005...................................       8,819,681
                      1,810,000      University of Massachusetts (Building Authority Project Revenue
                                       ROCS RR II R 6016) VRDN 1.87% due 11/01/2015 (a)(b)........       1,810,000
                     12,341,000      Walpole, Massachusetts BAN 3.25% due 11/03/2005..............      12,464,164
                     16,000,000      Woburn, Massachusetts BAN 3.00% due 10/07/2005...............      16,125,908
                      5,000,000      Worcester, Massachusetts BAN 3.00% due 09/16/2005............       5,041,270
-------------------------------------------------------------------------------------------------------------------
Michigan --           6,840,000      Chelsea, Michigan Economic Development Corp. Revenue
3.3%                                   (Silver Maples of Chelsea) VRDN 1.90% due 05/15/2028 (a)...       6,840,000
                      8,760,000      Dearborn, Michigan Economic Development Corp. Revenue
                                       (Henry Ford Village Inc. Project) VRDN 1.90%
                                       due 10/01/2023 (a).........................................       8,760,000
                     40,840,000      Detroit, Michigan City School District (Merlots -- Series A-113)
                                       VRDN 1.80% due 07/27/2005 (a)(b)...........................      40,840,000
                      6,290,000      Detroit, Michigan Sewer Disposal Revenue VRDN 1.91%
                                       due 07/01/2028 (a).........................................       6,290,000
                      2,250,000      Detroit, Michigan Sewer Disposal Revenue (Merlot -- Series
                                       B-41) VRDN 1.89% due 07/01/2026 (a)(b).....................       2,250,000
                      1,155,000      Detroit, Michigan Sewer Disposal Revenue Municipal Securities
                                       Trust (Series 43) VRDN 1.89% due 07/01/2028 (a)(b).........       1,155,000
                     25,740,000      Eastern Michigan University Revenue DDN 1.90%
                                       due 06/01/2027 (a).........................................      25,740,000
                     85,000,000      Michigan Municipal (Series B-2) BAN 3.00% due 08/23/2005.....      85,665,349
                     21,550,000      Michigan Municipal (Series L 58-J) VRDN 1.89%
                                       due 08/23/2005 (a).........................................      21,550,000
                     50,000,000      Michigan State BAN 3.50% due 09/30/2005......................      50,487,037
                     50,000,000      Michigan State Building Authority (Series 3) CP 1.95%
                                       due 04/27/2005.............................................      50,000,000
                     15,450,000      Michigan State Higher Educational Facilities Authority Revenue
                                       (Ave Maria School of Law Project) VRDN 1.90%
                                       due 08/01/2026 (a).........................................      15,450,000
                      2,720,000      Michigan State Higher Educational Facilities Authority Revenue
                                       Davenport University Project) VRDN 1.86%
                                       due 08/01/2027 (a).........................................       2,720,000
                     12,995,000      Michigan State Hospital Finance Authority Revenue
                                       (Merlots -- Series K) VRDN 1.91% due 11/15/2023 (a)(b).....      12,995,000
                     15,000,000      Michigan State Hospital Finance Authority Revenue
                                       (Crittenton -- Series A) VRDN 1.92% due 03/01/2030 (a).....      15,000,000
                      4,230,000      Michigan State Strategic Fund Limited Obligation Revenue
                                       (Weller Truck Parts Project) VRDN 2.00% due 10/01/2029 (a).       4,230,000
                      3,900,000      Michigan State Strategic Fund Limited Obligation Revenue
                                       (AVL North America Inc. Project) VRDN 2.05%
                                       due 04/01/2011 (a).........................................       3,900,000
                      6,450,000      Michigan State Strategic Fund Limited Obligation Revenue
                                       (Sur-Flo Plastics Inc. Project) VRDN 2.00% due 08/01/2025 (a)     6,450,000
                      2,325,000      Michigan State Strategic Fund Limited Obligation Revenue (WE
                                       Upjohn Institute Project) VRDN 1.86% due 06/01/2012 (a)....       2,325,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Michigan                             Michigan State Strategic Fund Limited Obligation Revenue
(continued)                            (Detroit Symphony) DDN:
                 $   19,200,000        (Series A) 1.90% due 06/01/2031 (a)........................  $   19,200,000
                     10,550,000        (Series B) 1.90% due 06/01/2031 (a)........................      10,550,000
                      2,600,000      Michigan State Strategic Fund Limited Obligat1on Revenue
                                       (Dow Chemical Project) CP 1.90% due 02/03/2005.............       2,600,000
                      7,600,000      Municipal Securities Trust Certificates (Class A -- Series
                                       2001-166 Detroit Michigan Sewer Disposal Revenue)
                                       VRDN 1.95% due 12/15/2021 (a)(b)...........................       7,600,000
                     16,335,000      Northern Michigan University Revenue DDN 1.90%
                                       due 06/01/2031 (a).........................................      16,335,000
                      4,120,000      Oakland County, Michigan Economic Development Corp.
                                       Limited Obligation Revenue (Su Dan Co. Project) VRDN
                                       2.00% due 07/01/2024 (a)...................................       4,120,000
                      9,040,000      Oakland County, Michigan Economic Development Corp.
                                       Limited Obligation Revenue (Pontiac Vision Schools Project)
                                       VRDN 1.90% due 08/01/2020 (a)..............................       9,040,000
                      5,805,000      Oakland University, Michigan Revenue (ROCS RR II R 2154)
                                       VRDN 1.87% due 05/15/2022 (a)(b)...........................       5,805,000
-------------------------------------------------------------------------------------------------------------------
Minnesota --         16,200,000      Dakota County, Minnesota Community Development Agency
0.9%                                   M/F Housing Revenue (Regatta Commons Project -- Series A)
                                       DDN 2.00% due 01/01/2038 (a)...............................      16,200,000
                     10,000,000      Dakota County, Minnesota Community Development Agency
                                       M/F Housing Revenue (Brentwood Hills Apartments Project --
                                       Series A) DDN 2.00% due 09/01/2038 (a).....................      10,000,000
                     18,140,000      Duluth, Minnesota EDA Health Care Facilities Revenue
                                       (Floaters -- Series 895) VRDN 1.90% due 02/15/2020 (a)(b)..      18,140,000
                      2,800,000      Hennepin County, Minnesota Housing and Redevelopment
                                       Authority M/F Revenue (Stone Arch Apartments Project)
                                       VRDN 1.90% due 04/15/2035 (a)..............................       2,800,000
                     16,250,000      Minneapolis St. Paul (Series A) CP 1.88% due 03/09/2005......      16,250,000
                      2,500,000      Minneapolis, Minnesota Revenue (Minnehaha Academy
                                       Project) DDN 2.00% due 05/01/2026 (a)......................       2,500,000
                     12,500,000      Minnesota Rural Water Finance Authority (Public Project --
                                       Series B) BAN 3.00% due 10/01/2005.........................      12,602,183
                      2,170,000      Minnesota State (ROCS RR II R 4065) VRDN 1.89%
                                       due 08/01/2023 (a)(b)......................................       2,170,000
                     23,200,000      Rochester, Minnesota Health Care Facilities (Mayo Foundation --
                                       Series 00-A) CP 1.90% due 03/14/2005.......................      23,200,000
                     17,550,000      University of Minnesota (Series A) VRDN 1.88%
                                       due 01/01/2034 (a).........................................      17,550,000
-------------------------------------------------------------------------------------------------------------------
Mississippi --        5,500,000      Medical Center Educational Building Corp. Mississippi Revenue
0.8%                                   (Pediatric Facilities Project) VRDN 1.84% due 06/01/2034 (a)      5,500,000
                     10,000,000      Mississippi Business Finance Corp. Solid Waste Disposal Revenue
                                       (Mississippi Power Co. Project) DDN 2.00%
                                        due 05/01/2028 (a)........................................      10,000,000
                     12,500,000      Mississippi Home Corp. Lease Purchase Revenue VRDN 1.94%
                                       due 10/01/2007 (a).........................................      12,500,000
                     24,285,000      Mississippi Home Corp. S/F Revenue (Floaters -- Series 714)
                                       VRDN 1.94% due 10/03/2005 (a)(b)...........................      24,285,000
                     37,388,000      Mississippi State Hospital Equipment & Facilities Authority
                                       Revenue (North Mississippi Health Services -- Series 1) CP
                                       1.88% due 03/01/2005.......................................      37,388,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Mississippi      $   11,750,000      Mississippi State Hospital Equipment & Facilities Authority
(continued)                            Revenue (North Mississippi Health Services -- Series 1)
                                       VRDN 1.84% due 05/15/2030 (a)..............................  $   11,750,000
-------------------------------------------------------------------------------------------------------------------
Missouri --           5,000,000      Berkeley, Missouri IDA Revenue (Wetterau Project) VRDN
1.7%                                   1.87% due 07/01/2008 (a)...................................       5,000,000
                      3,600,000      Cabool, Missouri IDA IDR (Ameriduct Worldwide Inc. Project)
                                       VRDN 2.08% due 05/01/2010 (a)..............................       3,600,000
                     14,815,000      Missouri State Development Finance Board Lease Revenue
                                       (Missouri Associate Municipal Utilities Lease) DDN 1.95%
                                       due 06/01/2033 (a).........................................      14,815,000
                     26,550,000      Missouri State Health & Higher Educational Facilities Authority
                                       Revenue (Bethesda Health Group -- Series A) DDN 1.95%
                                       due 08/01/2031 (a).........................................      26,550,000
                                     Missouri State Health & Higher Educational Facilities Authority
                                       Revenue (Pooled Hospital Loan Program) VRDN:
                      3,965,000        (Series B) 2.76% due 08/01/2029 (a)........................       3,965,000
                      3,500,000        (Series C) 1.95% due 08/01/2029 (a)........................       3,500,000
                     25,900,000      Missouri State Health & Higher Educational Facilities Authority
                                       Revenue (Christian Brothers -- Series A) DDN 1.95%
                                       due 10/01/2032 (a).........................................      25,900,000
                     18,040,000      Missouri State Health & Higher Educational Facilities Authority
                                       Revenue (Louis University -- Series A) DDN 1.95%
                                       due 10/01/2016 (a).........................................      18,040,000
                      6,800,000      Missouri State Health & Educational Facilities Authority
                                       Revenue (Bethesda Health Group -- Series A) DDN 1.95%
                                       due 08/01/2031 (a).........................................       6,800,000
                      9,370,000      Missouri State Health & Educational Facilities Authority Revenue
                                       (Pooled Hospital -- Series B) VRDN 2.76% due 08/01/2029 (a)       9,370,000
                      3,175,000      Missouri State Health & Educational Facilities Authority Revenue
                                       (Saint Louis University) DDN 1.95% due 07/01/2032 (a)......       3,175,000
                     21,880,000      Missouri State Health & Educational Facilities Authority Revenue
                                       (Saint Louis University -- Series B) DDN 1.95%
                                       due 10/01/2024 (a).........................................      21,880,000
                      7,585,000      Missouri State Health & Educational Facilities Authority Revenue
                                       (Ranken Tech College) DDN 1.95% due 11/15/2017 (a).........       7,585,000
                     17,890,000      Missouri State Health & Educational Facilities Authority Revenue
                                       (Rockhurst University) DDN 1.90% due 11/01/2032 (a)........      17,890,000
                      5,400,000      Missouri State Health & Educational Facilities Authority Revenue
                                       (De Smet Jesuit High School) DDN 1.95% due 11/01/2027 (a)..       5,400,000
                     32,100,000      Missouri Higher Educational Loan Authority (Student Loan
                                       Revenue -- Series B) VRDN 1.88% due 06/01/2020 (a).........      32,100,000
                      4,300,000      Saint Charles County, Missouri IDA M/F Revenue (Peine Lakes
                                       Apartments Project) VRDN 1.91% due 02/01/2039 (a)..........       4,300,000
                                     Saint Louis County, Missouri IDA M/F Housing Revenue (Metro
                                       Lofts Apartments) VRDN:
                     13,250,000        (Series A) 1.89% due 03/15/2036 (a)........................      13,250,000
                      4,050,000        (Series C) 1.92% due 09/15/2036 (a)........................       4,050,000
                      1,085,000      Sikeston, Missouri IDA Revenue (Heritage American Homes
                                       LP/North Ridge Homes Inc. Project) VRDN 1.99%
                                       due 07/01/2009 (a).........................................       1,085,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Montana --       $   10,940,000      Helena, Montana Higher Educational Revenue (Carroll College
0.2%                                   Campus Housing) DDN 1.95% due 10/01/2032 (a)...............  $   10,940,000
                      9,250,000      Montana State Board Investment Municipal Finance FXRDN
                                       1.20% due 03/01/2005.......................................       9,250,000
-------------------------------------------------------------------------------------------------------------------
Nebraska --          39,209,000      American Public Energy Agency Nebraska Gas Supply Revenue
1.2%                                   (National Public Gas Agency Project -- Series A) VRDN
                                       1.87% due 02/01/2014 (a)...................................      39,209,000
                     38,573,000      Lincoln, Nebraska Electric System Revenue CP 1.83%
                                       due 02/09/2005.............................................      38,573,000
                     22,000,000      Nebraska Public Power District Revenue CP 1.83%
                                       due 03/07/2005.............................................      22,000,000
                                     Nebraska Public Power District Revenue Eagle VRDN:
                      3,235,000        (2004-0014)1.89% due 01/01/2035 (a)........................       3,235,000
                      3,335,000        (2004-0016)1.89% due 01/01/2035 (a)........................       3,335,000
                                     Omaha Public Power District Nebraska Electric Revenue
                                       (Series A) CP:
                     25,000,000        1.80% due 02/10/2005.......................................      25,000,000
                     23,900,000        1.80% due 02/11/2005.......................................      23,900,000
-------------------------------------------------------------------------------------------------------------------
Nevada --            19,400,000      Clark County, Nevada IDR (Nevada Cogeneration I Project)
0.7%                                   DDN 2.00% due 11/01/2020 (a)...............................      19,400,000
                      5,960,000      Clark County, Nevada (ROCS RR II R 1035) VRDN 1.89%
                                       due 06/01/2021 (a)(b)......................................       5,960,000
                      3,985,000      Clark County, Nevada (ROCS RR II R 4012) VRDN 1.93%
                                       due 07/01/2023 (a)(b)......................................       3,985,000
                      5,880,000      Clark County, Nevada School District (Merlots -- Series B02)
                                       VRDN 1.91% due 06/15/2019 (a)(b)...........................       5,880,000
                      7,150,000      Director State, Nevada Business & Industry Solid Waste Disposal
                                       Revenue (Republic Service Inc. Project) VRDN 2.19%
                                       due 12/01/2034 (a).........................................       7,150,000
                     11,290,000      Eagle Tax-Exempt Trust -- Clark County, Nevada School District
                                       (Series 962804) VRDN 1.89% due 06/15/2015 (a)(b)...........      11,290,000
                      6,000,000      Henderson, Nevada Public Housing Revenue (Pueblo II --
                                       Series B) VRDN 1.93% due 08/01/2026 (a)....................       6,000,000
                      9,980,000      Las Vegas Valley, Nevada Water District (Merlots -- B-10)
                                       VRDN 1.91% due 06/01/2024 (a)(b)...........................       9,980,000
                     16,855,000      Truckee Meadows, Nevada Water Authority Revenue (Municipal
                                       Security Trust Receipts -- Series SGA 137) VRDN 1.95%
                                       due 07/01/2030 (a)(b)......................................      16,855,000
-------------------------------------------------------------------------------------------------------------------
New Hampshire --      5,255,000      New Hampshire Health & Educational Facilities Authority
0.9%                                   Revenue (Riverwoods at Exeter) VRDN 1.87%
                                       due 03/01/2034 (a).........................................       5,255,000
                     11,000,000      New Hampshire Health & Educational Facilities Authority
                                       Revenue (Floaters -- Series 866) VRDN 1.90%
                                       due 08/15/2021 (a)(b)......................................      11,000,000
                      5,475,000      New Hampshire Higher Educational & Health Facility Authority
                                       Revenue (Floaters -- Series 772) VRDN 1.90%
                                       due 01/10/2017 (a)(b)......................................       5,475,000
                      9,890,000      New Hampshire Higher Educational & Health Facility Authority
                                       Revenue (Wentworth Douglass Hospital Radianassurance)
                                       DDN 2.00% due 01/01/2031 (a)...............................       9,890,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
New Hampshire                        New Hampshire State Business Finance Authority PCR
(continued)                            (NEPCO) CP:
                 $   35,850,000        1.87% due 02/11/2005.......................................  $   35,850,000
                     46,000,000        1.97% due 03/07/2005.......................................      46,000,000
                      3,480,000      New Hampshire State Business Finance Authority Industrial
                                       Facilities Revenue (Wiggins Airways Inc.) VRDN 1.92%
                                       due 12/01/2033 (a).........................................       3,480,000
                      2,240,000      New Hampshire State Business Finance Authority Industrial
                                       Facilities Revenue (JMT Properties LLC) VRDN 1.94%
                                       due 07/01/2018 (a).........................................       2,240,000
                      2,625,000      New Hampshire State Business Finance Authority Revenue
                                       (Montgomery Wire Corp.) VRDN 1.94% due 02/01/2014 (a)......       2,625,000
-------------------------------------------------------------------------------------------------------------------
New Jersey --        11,325,000      New Jersey State Transportation Trust Fund Authority
0.1%                                   (Eagle 720050001 -- Series A) VRDN 1.88%
                                       due 12/15/2021 (a)(b)......................................      11,325,000
-------------------------------------------------------------------------------------------------------------------
New Mexico --         5,160,000      Bernalillo County, New Mexico Gross Receipts Tax Revenue
0.6%                                   (Macon Trusts) VRDN 1.88% due 04/01/2027 (a)(b)............       5,160,000
                      3,000,000      New Mexico Finance Authority Revenue (Floaters -- Series 949)
                                       VRDN 1.88% due 06/15/2012 (a)(b)...........................       3,000,000
                                     New Mexico Mortgage Finance Authority S/F FXRDN:
                     44,688,179        2.40% due 03/01/2005.......................................      44,688,179
                     16,963,779        2.24% due 09/23/2005.......................................      16,963,779
                     15,000,000      New Mexico State (Floaters Trust -- Series L38) VRDN 1.89%
                                       due 06/30/2005 (a)(b)......................................      15,000,000
-------------------------------------------------------------------------------------------------------------------
New York --          20,400,000      Binghamton, New York BAN 3.00% due 09/22/2005                      20,566,427
4.9%                  5,000,000      Commack, New York Central School District BAN 3.00%
                                       due 11/18/2005.............................................       5,036,967
                     10,000,000      Hilton, New York Central School District BAN 3.00%
                                       due 06/23/2005.............................................      10,051,970
                      9,275,000      Long Island Power Authority, New York Electric System Revenue
                                       (Floaters -- Series 822) VRDN 1.86% due 09/01/2029 (a)(b)..       9,275,000
                     60,715,000      Metropolitan Transportation Authority, New York Revenue
                                       (Floaters -- Series 823-D) VRDN 1.86% due 11/15/2023 (a)(b)      60,715,000
                     35,000,000      New York, New York (ROCS RR II R 251) VRDN 1.91%
                                       due 12/15/2019 (a)(b)......................................      35,000,000
                     24,500,000      New York, New York City Housing Development Corp. M/F
                                       Revenue Mortgage (Atlantic Court Apartments -- Series A)
                                       VRDN 1.85% due 12/01/2036 (a)..............................      24,500,000
                    106,500,000      New York, New York City IDA Revenue Liberty (1 Bryant Park
                                       LLC -- Series B) DDN 1.94% due 11/01/2039 (a)..............     106,500,000
                                     New York, New York City IDA Revenue Liberty (1 Bryant Park
                                       LLC -- Series A) VRDN:
                     40,000,000        1.87% due 11/01/2039 (a)...................................      40,000,000
                     25,000,000        1.84% due 12/01/2039 (a)...................................      25,000,000
                     31,300,000      New York, New York City Dorm Authority Mental Health
                                       Services VRDN 1.86% due 02/15/2031 (a).....................      31,300,000
                                     New York City Municipal Water Finance Authority (Series 1) CP:
                     35,000,000        (Series 1) 1.80% due 03/15/2005............................      35,000,000
                     38,600,000        (Series 6) 1.80% due 03/09/2005............................      38,600,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
New York                             New York, New York City Water Authority (Series 7) CP:
(continued)      $   30,000,000        1.95% due 02/03/2005.......................................  $   30,000,000
                     17,500,000        1.81% due 03/08/2005.......................................      17,500,000
                     22,000,000        1.84% due 03/11/2005.......................................      22,000,000
                     30,315,000      Rochester, New York (Series II) BAN 3.00% due 10/21/2005           30,551,967
                     10,000,000      Rochester, New York (Series III) RAN 3.00% due 06/30/2005          10,048,499
                      7,620,074      Sidney, New York Central School District BAN 3.00%
                                       due 06/30/2005.............................................       7,658,519
                     50,000,000      Suffolk County, New York (Series I) TAN 3.25%
                                       due 08/16/2005.............................................      50,349,751
                                     Ulster County, New York BAN:
                     25,000,000        2.75% due 06/10/2005.......................................      25,099,931
                     14,000,000        3.00% due 11/18/2005.......................................      14,103,508
-------------------------------------------------------------------------------------------------------------------
North Carolina --    20,000,000      North Carolina Housing Finance Agency (Home Ownership --
0.9%                                   Series 17-C) VRDN 1.88% due 07/01/2033 (a).................      20,000,000
                     18,135,000      North Carolina Medical Care Community Retirement Revenue
                                       (Adult Community Services -- Series B) DDN 1.96%
                                       due 11/15/2009 (a).........................................      18,135,000
                     24,805,000      North Carolina Medical Care Community Health Care Facilities
                                       Revenue (Carol Woods Project) DDN 1.90%
                                       due 04/01/2031 (a).........................................      24,805,000
                     17,650,000      North Carolina Medical Care Community Health Care Facilities
                                       Revenue (Friends Home) VRDN 1.85% due 09/01/2033 (a).......      17,650,000
                     28,000,000      North Carolina Medical Care Community Health Care Facilities
                                       Revenue (Novant Health Group -- Series A) VRDN 1.84%
                                       due 11/01/2034 (a).........................................      28,000,000
                     10,000,000      North Carolina Capital Facilities Finance Agency (Exempt
                                       Facilities Revenue Service Inc. Project) DDN 1.94%
                                       due 07/01/2034 (a).........................................      10,000,000
-------------------------------------------------------------------------------------------------------------------
North Dakota --      32,880,000      Ward County, North Dakota Health Care Facilities Revenue
0.3%                                   (Trinity Obligation Group -- Series A) DDN 1.95%
                                       due 07/01/2029 (a).........................................      32,880,000
-------------------------------------------------------------------------------------------------------------------
Ohio -- 4.4%          8,000,000      ABN-AMRO Muni Tops -- Cincinnati Ohio City School District
                                       (Series 2003-34) VRDN 1.88% due 12/01/2011 (a)(b)..........       8,000,000
                      5,035,000      ABN-AMRO Muni Tops -- University of Cincinnati Ohio
                                       General Receipts (Series 2004-04) VRDN 1.10%
                                       due 03/09/2005 (a)(b)......................................       5,035,000
                      4,995,000      ABN-AMRO Muni Tops -- Certificates Trust (Series 2004-23)
                                       VRDN 1.88% due 12/01/2011 (a)(b)...........................       4,995,000
                     10,000,000      Akron, Ohio BAN 2.75% due 11/03/2005.........................      10,062,834
                      2,100,000      Brunswick, Ohio BAN 2.50% due 05/26/2005.....................       2,105,479
                      5,295,000      Butler County, Ohio Hospital Facilities Revenue (Middletown
                                       Regional Hospital) VRDN 1.88% due 11/01/2010 (a)...........       5,295,000
                      5,000,000      Cincinnati, Ohio City School District (Series 2004-34) VRDN
                                       1.88% due 12/01/2031 (a)...................................       5,000,000
                      4,420,000      Cincinnati, Ohio City School District (Series 682) VRDN 1.88%
                                       due 12/01/2011 (a).........................................       4,420,000
                      5,000,000      Cleveland-Cuyahoga County, Ohio Port Authority Cultural
                                       Facilities Revenue (Playhouse Square Foundation Project)
                                       VRDN 1.85% due 11/15/2034 (a)..............................       5,000,000
                      9,300,000      Clinton County, Ohio Hospital Revenue (McCullough-Hydro
                                       Project -- Series B-1) VRDN 1.88% due 11/01/2020 (a).......       9,300,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Ohio             $    9,300,000      Clinton County, Ohio Hospital Revenue (Series D-1) VRDN
(continued)                            1.94% due 12/01/2015 (a)...................................  $    9,300,000
                      5,018,000      Clipper Tax-Exempt Trust -- Ohio Housing Finance Agency
                                       (Series 2000-4) VRDN 1.96% due 06/01/2005 (a)..............       5,018,000
                     10,000,000      Columbus, Ohio Regional Apartment Authority Revenue
                                       (Series A) VRDN 1.86% due 01/01/2030 (a)...................      10,000,000
                      4,275,000      Cuyahoga County, Ohio Civic Facilities Revenue Center for
                                       Families & Children VRDN 1.92% due 06/01/2024 (a)..........       4,275,000
                     10,005,000      Cuyahoga County, Ohio Hospital Facilities Revenue (Jennings
                                       Center) VRDN 1.92% due 11/01/2023 (a)......................      10,005,000
                      7,737,000      Cuyahoga County, Ohio Hospital Facilities Revenue (Metrohealth
                                       System Project) VRDN 1.90% due 03/01/2033 (a)..............       7,737,000
                      4,900,000      Cuyahoga County, Ohio Hospital Facilities Revenue (Sisters of
                                       Charity Health System) VRDN 1.89% due 11/01/2030 (a).......       4,900,000
                      2,125,000      Cuyahoga County, Ohio M/F Revenue (St. Vitus Village
                                       Apartments Project) VRDN 1.92% due 06/01/2022 (a)..........       2,125,000
                                     Cuyahoga County, Ohio Revenue (Cleveland Clinic) DDN:
                     31,500,000        (Series B-1) 1.95% due 01/01/2039 (a)......................      31,500,000
                     12,500,000        (Series B-3) 1.95% due 01/01/2039 (a)......................      12,500,000
                      4,655,000      Deerfield Township, Ohio (Tax Increment Revenue -- Series B)
                                       VRDN  1.88% due 12/01/2022 (a).............................       4,655,000
                      3,500,000      Eagle Tax-Exempt Trust -- Ohio Water Development Authority
                                       (Ohio Edison) VRDN 1.88% due 07/01/2015 (a)(b).............       3,500,000
                      4,800,000      Eagle Tax-Exempt Trust -- Ohio Edison (Series 953509) VRDN
                                       1.88% due 07/01/2015 (a)(b)................................       4,800,000
                     15,000,000      Eagle Tax-Exempt Trust -- Cleveland Water (Series 983501)
                                       VRDN 1.88% due 01/01/2025 (a)(b)...........................      15,000,000
                     22,065,000      Eagle Tax-Exempt Trust -- Ohio State Turnpike Revenue
                                       (Series 983502) VRDN 1.88% due 02/15/2020 (a)(b)...........      22,065,000
                      8,725,000      Franklin County, Ohio Hospital Revenue (Children's Hospital)
                                       VRDN 1.85% due 11/01/2025 (a)..............................       8,725,000
                     10,305,000      Franklin County, Ohio Hospital Revenue (Children's Hospital
                                       Project Ambac) VRDN 1.85% due 11/01/2033 (a)...............      10,305,000
                      4,365,000      Franklin County, Ohio M/F Revenue (Community Housing
                                       Network) VRDN 1.92% due 03/01/2027 (a).....................       4,365,000
                      3,575,000      Franklin County, Ohio Hospital Revenue (Holy Cross Health
                                       System -- Mount Carmel Health System) VRDN 1.88%
                                       due 06/01/2016 (a).........................................       3,575,000
                      7,220,000      Geauga County, Ohio Revenue (Sisters of Notre Dame Project)
                                       VRDN 1.92% due 08/01/2016 (a)..............................       7,220,000
                     13,750,000      Hamilton County, Ohio Hospital Facilities Revenue (Children's
                                       Hospital Medical Center) VRDN 1.85% due 05/15/2017 (a).....      13,750,000
                     10,615,000      Hamilton County, Ohio Parking System Revenue VRDN 1.85%
                                       due 12/01/2026 (a).........................................      10,615,000
                     20,305,000      Hamilton County, Ohio Student Housing Revenue (Stratford
                                       Heights Project) VRDN 1.89% due 08/01/2036 (a).............      20,305,000
                     11,570,000      Hamilton County, Ohio Student Housing Revenue (Block 3
                                       Project) VRDN 1.89% due 08/01/2036 (a).....................      11,570,000
                      7,500,000      Huron County, Ohio Hospital Facilities Revenue (Norwalk Area
                                       Health System) VRDN 1.86% due 12/01/2027 (a)...............       7,500,000
                      5,000,000      Kent, Ohio BAN 2.75% due 10/20/2005..........................       5,029,793
                      4,600,000      Licking County, Ohio IDR (Renosol Corp. Project) VRDN
                                       2.00% due 06/01/2030 (a)...................................       4,600,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Ohio             $    3,655,000      Lucas-Beacon Place Housing Development Corp. M/F Revenue
(continued)                            (Beacon Place Apartments Project) FXRDN 2.00%
                                       due 03/15/2005.............................................  $    3,655,000
                      4,700,000      Mason, Ohio BAN 2.75% due 05/26/2005.........................       4,715,883
                      3,000,000      Mayfield Heights, Ohio BAN 3.25% due 01/26/2006..............       3,024,491
                      1,695,000      Mentor, Ohio IDR (Risch Investments/Roll-Kraft Project) VRDN
                                       2.00% due 08/01/2017 (a)...................................       1,695,000
                     11,435,000      Middleburg Heights, Ohio Hospital Revenue (Southwest General
                                       Health) VRDN 1.89% due 08/15/2022 (a)......................      11,435,000
                      2,600,000      Montgomery County, Ohio EDR (Benjamin & Marian Project --
                                       Series A) VRDN 1.92% due 04/01/2011 (a)....................       2,600,000
                                     Montgomery County, Ohio Health Revenue (Miami Valley
                                       Hospital -- Series 1998-B) CP:
                     50,000,000        1.83% due 02/08/2005.......................................      50,000,000
                     50,000,000        1.83% due 02/11/2005.......................................      50,000,000
                     46,700,000      Montgomery County, Ohio Health Revenue (Miami Valley
                                       Hospital -- Series 1998-A) DDN 1.90% due 11/15/2022 (a)....      46,700,000
                     12,000,000      Municipal Securities Trust Certificates (Class A -- Series 104)
                                       VRDN 1.95% due 11/14/2017 (a)(b)...........................      12,000,000
                      1,300,000      Ohio State Air Quality Development Authority Revenue
                                       (Cincinnati Gas & Electric -- Series B) VRDN 1.98%
                                       due 09/01/2030 (a).........................................       1,300,000
                      7,320,000      Ohio State EDR (Goodwill Industrial Miami Valley Project)
                                       VRDN 1.89% due 06/01/2023 (a)..............................       7,320,000
                      4,000,000      Ohio State Higher Educational Facilities Revenue (Ashland
                                       University Project) VRDN 1.89% due 09/01/2024 (a)..........       4,000,000
                      1,680,000      Ottawa County, Ohio IDR (Adrian Sand & Stone Inc. Project)
                                       VRDN 1.97% due 10/01/2008 (a)..............................       1,680,000
                      5,500,000      Painesview, Ohio Local School District BAN 1.76%
                                       due 02/17/2005.............................................       5,500,805
                      7,780,000      Port Authority of Columbiana County, Ohio IDR (GEI of
                                       Columbiana Inc. Project) VRDN 1.97% due 06/01/2022 (a).....       7,780,000
                      2,370,000      Princeton, Ohio City School District (Series 50-A) VRDN 1.88%
                                       due 12/01/2030 (a).........................................       2,370,000
                      6,470,000      Richland County, Ohio Revenue (Mansfield Area YMCA Project)
                                       VRDN 1.92% due 11/01/2019 (a)..............................       6,470,000
                      4,000,000      Richland County, Ohio Sanitary Sewer BAN 3.00%
                                       due 11/09/2005.............................................       4,032,303
                      9,025,000      Salem, Ohio Civic Facilities Revenue (Salem Community Center
                                       Inc. Project) VRDN 1.92% due 06/01/2027 (a)................       9,025,000
                                     South Lebanon Village, Ohio M/F Revenue (Housing -- Pedcor
                                       Invests -- Cedars) VRDN:
                      7,700,000        (Series A) 1.99% due 09/01/2038 (a)........................       7,700,000
                      1,100,000        (Series B) 1.94% due 09/01/2038 (a)........................       1,100,000
                      1,600,000        Springboro, Ohio BAN 2.75% due 05/26/2005..................       1,605,407
                     15,675,000      University of Toledo, Ohio General Receipts DDN 1.90%
                                       due 06/01/2032 (a).........................................      15,675,000
                      3,990,000      Willoughby, Ohio IDR (Kennedy Group Inc. Project)
                                       VRDN 1.97% due 09/01/2018 (a)..............................       3,990,000
                      1,560,000      Wood County, Ohio IDR (GHT Property Management LLC
                                       Project) VRDN 1.99% due 08/01/2019 (a).....................       1,560,000
                      2,085,000      Wood County, Ohio IDR (TL INDS & AMPP Inc. Project)
                                       VRDN 1.97% due 05/01/2011 (a)..............................       2,085,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Oklahoma --                          Cleveland County, Oklahoma Development Authority S/F
1.8%                                   Revenue FXRDN:
                 $    4,100,000        2.47% due 05/25/2005.......................................  $    4,100,000
                      4,185,000        2.53% due 04/25/2005.......................................       4,185,000
                     17,827,242      Comanche County, Oklahoma Home Finance S/F Revenue Notes
                                       (Series A) FXRDN 2.45% due 04/01/2005......................      17,827,242
                      3,719,535      Comanche County, Oklahoma Home Finance S/F Revenue Notes
                                       (Series A) FXRDN 2.24% due 05/02/2005......................       3,719,535
                      7,500,000      Grand Gateway Home Finance Authority S/F Mortgage Revenue
                                       (Series A) FXRDN 2.40% due 02/01/2006......................       7,500,000
                      5,415,000      Oklahoma County, Oklahoma Finance Authority Revenue
                                       (Oklahoma County Housing Preservation) VRDN 1.87%
                                       due 01/01/2033 (a).........................................       5,415,000
                     24,485,000      Oklahoma Development Finance Authority Revenue (Inverness
                                       Village -- Continuing Care Retirement -- Series C) DDN
                                       1.95% due 02/01/2012 (a)...................................      24,485,000
                      5,000,000      Oklahoma Development Finance Authority Revenue
                                       (ConocoPhillips Co. Project) FXRDN 2.42% due 12/01/2005....       5,000,000
                                     Oklahoma County, Oklahoma Home Finance Authority S/F
                                       Mortgage Revenue FXRDN:
                     47,988,294        2.46% due 05/02/2005.......................................      47,988,294
                     10,329,617      Oklahoma County, Oklahoma Home Finance Authority S/F
                                       Mortgage Revenue (Series D) FXRDN 2.40% due 02/01/2006.....      10,329,617
                                     Oklahoma Housing Finance Agency S/F Revenue FXRDN:
                      4,079,000        2.58% due 05/25/2005.......................................       4,079,000
                      3,100,000        2.58% due 08/31/2005.......................................       3,100,000
                     91,880,000      Oklahoma State Industrial Authority Revenue (Integris Baptist --
                                       Series B) VRDN 1.90% due 08/15/2029 (a)....................      91,880,000
                     10,672,000      Tulsa County, Oklahoma Home Finance Authority S/F Mortgage
                                       Revenue  (Series A) FXRDN 2.45% due 04/01/2005.............      10,672,000
-------------------------------------------------------------------------------------------------------------------
Oregon -- 1.4%       10,000,000      ABN-AMRO Muni Tops -- Portland, Oregon (Series 2001-4)
                                       VRDN 1.88% due 06/01/2009 (a)(b)...........................      10,000,000
                      4,646,500      Clackamas County, Oregon Health Facilities Authority Hospital
                                       Revenue (Floaters -- Series 689) VRDN 1.92%
                                       due 12/25/2005 (a)(b)......................................       4,646,500
                      8,250,000      Multnomah County, Oregon Hospital Facilities Authority
                                       Revenue (Holladay Park Plaza Revenue Project) DDN 1.91%
                                       due 11/15/2033 (a).........................................       8,250,000
                      4,995,000      Oregon State (ROCS RR II R 6001) VRDN 1.89%
                                       due 08/01/2022 (a)(b)......................................       4,995,000
                                     Oregon State EDR (Newsprint Co. Project) DDN:
                     21,900,000        (Series 197) 1.94% due 08/01/2025 (a)......................      21,900,000
                     16,070,000        (Series 197) 1.94% due 12/01/2025 (a)......................      16,070,000
                     18,600,000        (Series 202) 1.94% due 04/01/2026 (a)......................      18,600,000
                     13,000,000        (Series 203) 1.94% due 12/01/2026 (a)......................      13,000,000
                      5,360,000      Oregon State Health, Housing, Educational & Cultural Facilities
                                       Authority (Assumption Village Project -- Series A) VRDN
                                       1.87% due 03/01/2033 (a)...................................       5,360,000
                                     Oregon State Health Sciences University Revenue (Oshu Medical
                                       Group Project) VRDN:
                     15,000,000        (Series A) 1.86% due 07/01/2033 (a)........................      15,000,000
                     24,000,000        (Series B) 1.86% due 07/01/2033 (a)........................      24,000,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Oregon           $   25,000,000      Oregon State (Floaters Trust -- Series L73J -- Region D) VRDN
(continued)                            1.89% due 06/30/2005 (a)...................................  $   25,000,000
                      7,000,000      Oregon State Facilities Authority Revenue (Oregon Episcopal
                                       School Project -- Series A) VRDN 1.89% due 10/01/2034 (a)..       7,000,000
                      1,735,000      Portland, Oregon Sewer Systems Revenue (Putters -- Series 614)
                                       VRDN 1.88% due 10/01/2012 (a)..............................       1,735,000
                      7,750,000      Portland, Oregon EDR (Broadway Project -- Series A)
                                       VRDN 1.87% due 04/01/2035 (a)..............................       7,750,000
-------------------------------------------------------------------------------------------------------------------
Pennsylvania --      15,535,000      Allegheny County, Pennsylvania IDA Health & Housing Facilities
2.7%                                   Revenue (Longwood -- Series B) DDN 1.96%
                                       due 07/01/2027 (a).........................................      15,535,000
                     11,500,000      Allegheny County, Pennsylvania (Series C-51) FXRDN 1.40%
                                       due 05/01/2005.............................................      11,500,000
                        935,000      Cumberland County, Pennsylvania Municipal Authority
                                       Retirement Community Revenue (Wesley Affiliated
                                       Services -- Series C) VRDN 1.85% due 01/01/2037 (a)........         935,000
                     43,005,000      Dauphin County, Pennsylvania General Authority Revenue
                                       (School District Pooled Finance) VRDN 1.90% due
                                       09/01/2032 (a).............................................      43,005,000
                     47,000,000      Emmaus, Pennsylvania General Authority Revenue (Loan
                                       Program -- Series A) VRDN 1.87% due 03/01/2030 (a).........      47,000,000
                                     Emmaus, Pennsylvania General Authority Revenue (Local
                                       Government Pool) VRDN:
                      4,500,000        (Series H-7) 1.87% due 03/01/2024 (a)......................       4,500,000
                      2,400,000        (Series E-7) 1.87% due 03/01/2024 (a)......................       2,400,000
                      8,725,000       Erie County, Pennsylvania Hospital Authority Revenue
                                       (Floaters -- Series 820) VRDN 1.88% due 07/01/2022 (a)(b)..       8,725,000
                     40,225,000      Harrisburg, Pennsylvania Authority School Revenue (Harrisburg
                                       Project) VRDN 1.84% due 12/01/2027 (a).....................      40,225,000
                      4,000,000      Montgomery County, Pennsylvania IDA PCR VRDN 1.90%
                                       due 10/01/2034 (a).........................................       4,000,000
                      9,610,000      New Garden, Pennsylvania General Authority Municipal
                                       Revenue (Municipal Pooled Financing Program -- Series I)
                                       VRDN 1.90% due 11/01/2029 (a)..............................       9,610,000
                     44,800,000      New Garden, Pennsylvania General Authority Municipal
                                       Revenue (Municipal Pooled Financing Program -- Series II)
                                       VRDN 1.90% due 12/01/2033 (a)..............................      44,800,000
                     14,000,000      Pennsylvania State (Putters -- Series 512) VRDN 1.86%
                                       due 09/01/2014 (a)(b)......................................      14,000,000
                      8,100,000      Pennsylvania State Economic Development Financing Authority
                                       (Wastewater Treatment Revenue (Sunoco Inc. R & M
                                       Project -- Series A) VRDN 2.08% due 10/01/2034 (a).........       8,100,000
                      8,430,000      Pennsylvania State Turnpike Community Revenue
                                       (Series 2004-29) VRDN 1.89% due 12/01/2034 (a).............       8,430,000
                      9,364,500      Philadelphia, Pennsylvania School District (Floaters -- Series 496)
                                       VRDN 1.88% due 04/01/2027 (a)(b)...........................       9,364,500
                     71,500,000      Philadelphia, Pennsylvania School District TRAN 3.00%
                                       due 06/30/2005.............................................      71,899,204
                     17,500,000      Saint Mary Hospital Authority (Bucks County Revenue Catholic
                                       Health -- Series C) VRDN 1.85% due 05/01/2044 (a)..........      17,500,000
-------------------------------------------------------------------------------------------------------------------
Puerto Rico --       66,000,000      Puerto Rico, Commonwealth TRAN 3.00% due 07/29/2005..........      66,430,231
0.5%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Rhode Island --  $    7,500,000      Lincoln, Rhode Island BAN 3.00% due 10/12/2005...............  $    7,559,167
0.3%                  3,400,000      Rhode Island State EDR (Immunex Rhode Island Corp. Sewer
                                       Project) VRDN 1.92% due 12/01/2023 (a).....................       3,400,000
                      7,000,000      Rhode Island State Health & Educational Building Corp.
                                       Revenue (La Salle Academy) VRDN 1.85% due 07/01/2033 (a)...       7,000,000
                      5,000,000      Rhode Island State Health & Educational Building Corp.
                                       Revenue (Jewish Services Agency) VRDN 1.85%
                                       due 12/01/2032 (a).........................................       5,000,000
                      5,000,000      Rhode Island State Health & Educational Building Corp.
                                       Revenue (Pennfield School) VRDN 1.85% due 09/01/2034 (a)...       5,000,000
                      3,150,000      Rhode Island State Health & Educational Building Corp.
                                       Revenue (Thundermist) VRDN 1.85% due 02/01/2034 (a)........       3,150,000
                      2,415,000      Rhode Island State Housing & Mortgage Finance M/F Corp.
                                       (Smith Building Development Corp.) VRDN 1.90%
                                       due 12/01/2028 (a).........................................       2,415,000
                      2,300,000      Rhode Island State Industrial Facilities Corporation IDR (Capital
                                       Development Corp. Project) VRDN 1.57% due 11/01/2005 (a)...       2,300,000
                      4,270,000      Rhode Island State Industrial Facilities Corporation IDR (Hall
                                       Real Estate LLC Project) VRDN 1.92% due 02/01/2021 (a).....       4,270,000
                      1,050,000      Rhode Island State Industrial Facilities Corporation IDR
                                       (Gardener Specialty -- Series A) VRDN 1.94%
                                       due 05/01/2021 (a).........................................       1,050,000
-------------------------------------------------------------------------------------------------------------------
South Carolina --     5,630,000      Columbia, South Carolina Certificate of Partnership (Putters --
1.1%                                   Series 574) VRDN 1.88% due 02/01/2012 (a)(b)...............       5,630,000
                      4,100,000      Darington County, South Carolina IDR (Nucor Corp. Project --
                                       Series A) VRDN 1.90% due 08/01/2029 (a)....................       4,100,000
                                     Florence County, South Carolina Solid Waste Disposal &
                                       Wastewater Treatment Facilities Revenue (Roche Carolina Inc.
                                       Project) DDN:
                     20,850,000        2.02% due 04/01/2026 (a)...................................      20,850,000
                     11,700,000        2.02% due 04/01/2028 (a)...................................      11,700,000
                      5,265,000      Greenville Hospital System, South Carolina Hospital Facilities
                                       Revenue (ROCS RR II  R 2025) VRDN 1.89%
                                       due 05/01/2019 (a)(b)......................................       5,265,000
                      5,000,000      Rock Hill, South Carolina Utilities System Revenue (Series B)
                                       VRDN 1.85% due 01/01/2033 (a)..............................       5,000,000
                     10,800,000      South Carolina Governmental Organizations Certificates
                                       Partnership BAN 2.75% due 04/15/2005.......................      10,826,006
                     20,950,000      South Carolina EDA Health Facilities Revenue (Episcopal
                                       Church Home) VRDN 1.94% due 04/01/2027 (a).................      20,950,000
                      6,250,000      South Carolina EDA EDR (Holcim US Inc. Project) VRDN
                                       2.00% due 12/01/2033 (a)...................................       6,250,000
                     11,250,000      South Carolina EDA EDR (Giant Cement Holding Inc.) VRDN
                                       1.88% due 12/01/2022 (a)...................................      11,250,000
                      1,045,000      South Carolina EDA EDR (Parkway Products Inc. Project)
                                       VRDN 1.94% due 11/01/2007 (a)..............................       1,045,000
                      4,260,000      South Carolina EDA EDR (Performance Friction Corp. Project)
                                       VRDN 1.91% due 06/01/2012 (a)..............................       4,260,000
                      5,175,000      South Carolina EDA IDR (Core Materials Corp. Project) VRDN
                                       1.99% due 04/01/2013 (a)...................................       5,175,000
                      3,100,000      South Carolina EDA IDR (Electric City Printing Co. Project)
                                       VRDN 2.01% due 07/01/2012 (a)..............................       3,100,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
South Carolina   $    2,960,000      South Carolina Jobs EDA Authority Student Housing Revenue
(continued)                            (Putters -- Series 650) VRDN 1.90% due 08/01/2012 (a)......  $    2,960,000
                      4,565,000      South Carolina State Public Service Authority Revenue
                                       (ROCS RR II R 6007) VRDN 1.89% due 01/01/2022 (a)..........       4,565,000
                     11,100,000      South Carolina Transportation Infrastructure Bank Revenue
                                       Municipal Securities Trust (SGA 116) DDN 1.95%
                                       due 10/01/2027 (a)(b)......................................      11,100,000
                      5,255,000      South Carolina Transportation Infrastructure Bank Revenue
                                       (Putters -- Series 316) VRDN 1.86% due 10/01/2021 (a)(b)...       5,255,000
-------------------------------------------------------------------------------------------------------------------
South Dakota --      33,200,000      South Dakota State Health & Educational Facilities Authority
0.3%                                   Revenue (Rapid City Regional Hospital MBIA) DDN 1.90%
                                       due 09/01/2027 (a).........................................      33,200,000
-------------------------------------------------------------------------------------------------------------------
Tennessee --                         Blount County, Tennessee Public Building Authority (Local
6.9%                                   Government Public Improvement) DDN:
                     20,000,000        (Series A-1-A) 1.92% due 06/01/2031 (a)....................      20,000,000
                     16,070,000        (Series A-1-B) 1.92% due 06/01/2022 (a)....................      16,070,000
                     11,500,000        (Series A-1-C) 1.92% due 06/01/2017 (a)....................      11,500,000
                      3,165,000        (Series A-1-D) 1.92% due 06/01/2025 (a)....................       3,165,000
                     11,175,000        (Series A-2-A) 1.92% due 06/01/2030 (a)....................      11,175,000
                     10,000,000        (Series A-2-B) 1.92% due 06/01/2025 (a)....................      10,000,000
                      5,000,000        (Series A-2-C) 1.92% due 06/01/2021 (a)....................       5,000,000
                     10,000,000        (Series A-2-D) 1.92% due 06/01/2026 (a)....................      10,000,000
                     33,100,000        (Series A-3-A) 1.92% due 06/01/2026 (a)....................      33,100,000
                     10,000,000        (Series A-5-A) 1.92% due 06/01/2030 (a)....................      10,000,000
                      5,700,000        (Series A-5-B) 1.92% due 06/01/2028 (a)....................       5,700,000
                                     Clarksville, Tennessee Public Building Authority Revenue DDN:
                     18,130,000        1.92% due 07/01/2031 (a)...................................      18,130,000
                     18,585,000        1.92% due 01/01/2033 (a)...................................      18,585,000
                     53,000,000        1.92% due 07/01/2034 (a)...................................      53,000,000
                      4,310,000      Greeneville, Tennessee Health & Educational Facilities Board
                                       Hospital Revenue (Floating Rate Certificates -- Series 172)
                                       VRDN 1.94% due 11/15/2008 (a)(b)...........................       4,310,000
                      5,855,000      Jackson, Tennessee Energy Authority Gas System Revenue
                                       VRDN 1.85% due 04/01/2027 (a)..............................       5,855,000
                      4,845,000      Jackson, Tennessee Energy Authority Water System Revenue
                                       VRDN 1.85% due 12/01/2023 (a)..............................       4,845,000
                      2,000,000      Jackson, Tennessee Health, Educational & Housing Facilities
                                       Board M/F Revenue (Villages Old Hickory Project) FXRDN
                                       2.40% due 12/01/2005.......................................       2,000,000
                     19,775,000      Johnson County, Tennessee Municipal Securities Trust (SGA 45)
                                       VRDN 1.95% due 05/01/2021 (a)(b)...........................      19,775,000
                      7,080,000      Knox County, Tennessee Health, Educational & Housing
                                       Facilities Board Revenue (Cookeville Regional Project --
                                       Series A-2) VRDN 1.99% due 10/01/2026 (a)..................       7,080,000
                      7,800,000      Knox County, Tennessee Health, Educational & Housing
                                       Facilities Board Revenue (Baptist Hospital System Project)
                                       VRDN 1.99% due 04/01/2027 (a)..............................       7,800,000
                      8,000,000      Lewisburg, Tennessee Industrial Development Board (Solid Waste
                                       Disposal Revenue Waste Management Incorporated Project)
                                       VRDN 1.94% due 07/01/2033 (a)..............................       8,000,000
                     14,000,000      Memphis, Tennessee Electric System Revenue (Putters --
                                       Series 377) VRDN 1.88% due 12/01/2011 (a)(b)...............      14,000,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Tennessee        $   12,040,000      Memphis, Tennessee Health, Educational & Housing Facilities
(continued)                            Board Revenue (Not-For-Profit M/F Project) VRDN 1.87%
                                       due 08/01/2032 (a).........................................  $   12,040,000
                      9,185,000      Montgomery County, Tennessee Public Building Authority
                                       Revenue (Tennessee County Loan Pool) VRDN 1.85%
                                       due 09/01/2029 (a).........................................       9,185,000
                                     Montgomery County, Tennessee Public Building Authority
                                       Revenue (Tennessee County Loan Pool) DDN:
                     48,570,000        1.92% due 04/01/2032 (a)...................................      48,570,000
                     89,600,000        1.92% due 07/01/2034 (a)...................................      89,600,000
                        235,000      Nashville & Davidson County, Tennessee IDB Revenue (Gibson
                                       Guitar Project) VRDN 1.90% due 03/01/2011 (a)..............         235,000
                      9,310,000      Nashville & Davidson County, Tennessee IDB Educational
                                       Facilities Revenue (David Lipscomb University Project)
                                       VRDN 1.85% due 02/01/2023 (a)..............................       9,310,000
                      1,995,000      Nashville & Davidson County, Tennessee District Energy System
                                       Revenue (ROCS RR II R 2072) VRDN 1.89%
                                       due 10/01/2022 (a)(b)......................................       1,995,000
                      3,985,000      Nashville & Davidson County, Tennessee H & E Facilities Board
                                       Revenue (Floaters Certificates -- Series 533) VRDN 1.89%
                                       due 11/15/2016 (a)(b)......................................       3,985,000
                      4,095,000      Nashville & Davidson County, Tennessee Sports Authority
                                       Revenue (Putters -- Series 543) VRDN 1.88%
                                       due 07/01/2012 (a)(b)......................................       4,095,000
                                     Sevier County, Tennessee Public Building Authority (Local
                                       Government Public Improvement) DDN:
                     36,200,000        (Series IV-1) 1.92% due 06/01/2023 (a).....................      36,200,000
                      6,000,000        (Series IV-2) 1.92% due 06/01/2020 (a).....................       6,000,000
                      8,000,000        (Series IV-3) 1.92% due 06/01/2025 (a).....................       8,000,000
                      8,365,000        (Series IV-A-2) 1.92% due 06/01/2025 (a)...................       8,365,000
                      9,000,000        (Series IV-A-3) 1.92% due 06/01/2020 (a)...................       9,000,000
                     20,840,000        (Series IV-B-1) 1.92% due 06/01/2020 (a)...................      20,840,000
                     10,000,000        (Series IV-B-2) 1.92% due 06/01/2019 (a)...................      10,000,000
                      7,000,000        (Series IV-B-3) 1.92% due 06/01/2025 (a)...................       7,000,000
                      7,000,000        (Series IV-B-4) 1.92% due 06/01/2013 (a)...................       7,000,000
                     10,000,000        (Series IV-B-5) 1.92% due 06/01/2022 (a)...................      10,000,000
                      5,910,000        (Series IV-B-6) 1.92% due 06/01/2020 (a)...................       5,910,000
                      5,000,000        (Series IV-B-10) 1.92% due 06/01/2023 (a)..................       5,000,000
                     11,800,000        (Series IV-D-2) 1.92% due 06/01/2025 (a)...................      11,800,000
                      5,765,000        (Series IV-E-2) 1.92% due 06/01/2021 (a)...................       5,765,000
                      5,000,000        (Series IV-F-3) 1.92% due 06/01/2021 (a)...................       5,000,000
                     10,000,000        (Series IV-G-1) 1.92% due 06/01/2026 (a)...................      10,000,000
                      9,100,000        (Series IV-G-2) 1.92% due 06/01/2022 (a)...................       9,100,000
                      7,500,000        (Series IV-G-3) 1.92% due 06/01/2022 (a)...................       7,500,000
                      9,200,000        (Series IV-H-1) 1.92% due 06/01/2025 (a)...................       9,200,000
                      5,050,000        (Series IV-H-2) 1.92% due 06/01/2027 (a)...................       5,050,000
                     10,000,000        (Series IV-I-1) 1.92% due 06/01/2032 (a)...................      10,000,000
                      5,280,000        (Series IV-I-3) 1.92% due 06/01/2015 (a)...................       5,280,000
                     18,000,000        (Series IV-J-1) 1.92% due 06/01/2028 (a)...................      18,000,000
                                     Shelby County, Tennessee CP:
                     13,000,000        1.81% due 02/08/2005.......................................      13,000,000
                     13,000,000        1.82% due 02/11/2005.......................................      13,000,000
                      6,500,000        1.88% due 03/07/2005.......................................       6,500,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Tennessee        $   79,000,000      Shelby County, Tennessee (Series B) VRDN 1.84%
(continued)                            due 04/01/2030 (a).........................................  $   79,000,000
                      4,680,000      Shelby County, Tennessee (ROCS RR II R 3023) VRDN 1.89%
                                       due 04/01/2020 (a)(b)......................................       4,680,000
                     10,000,000      Tennessee State GO (Series A) CP 1.90% due 03/11/2005........      10,000,000
                     23,200,000      Tennessee Housing & Development Agency S/F Mortgage
                                       Revenue (Series CN-1) FXRDN 1.83% due 08/11/2005...........      23,200,000
                     39,185,000      Tennessee Housing & Development Agency S/F Mortgage
                                       Revenue (Series R-9) FXRDN 1.98% due 12/08/2005............      39,185,000
                     18,845,000      Tennessee Housing & Development Agency S/F Mortgage
                                       Revenue (Series 2004) FXRDN 2.27% due 08/11/2005...........      18,845,000
-------------------------------------------------------------------------------------------------------------------
Texas -- 13.5%       24,884,000      ABN-AMRO Muni Tops -- Texas A&M University Revenue
                                       (Series 1999-5) VRDN 1.89% due 12/06/2006 (a)(b)...........      24,884,000
                     15,750,000      ABN-AMRO Muni Tops -- Houston, Texas Airport System
                                       (Series 1998-15) VRDN 1.95% due 07/05/2006 (a)(b)..........      15,750,000
                     20,000,000      ABN-AMRO Muni Tops -- Dallas, Texas Waterworks & Sewer
                                       Systems Revenue (Series 1998-19) VRDN 1.89%
                                       due 07/04/2007 (a)(b)......................................      20,000,000
                      9,000,000      ABN-AMRO Muni Tops -- San Antonio, Texas Electric & Gas
                                       Revenue (Series 1998-22) VRDN 1.89%
                                       due 01/02/2007 (a)(b)......................................       9,000,000
                      9,510,000      ABN-AMRO Muni Tops -- Keller, Texas Independent School
                                       District (Series 2001-26) VRDN 1.89%
                                       due 07/01/2009 (a)(b)......................................       9,510,000
                                     Bell County, Texas Health Facilities Development Corp. Revenue
                                       (Scott & White Member Hospital) DDN:
                     34,135,000        (Series B-1) 1.90% due 08/15/2029 (a)......................      34,135,000
                     27,830,000        (Series B-2) 1.90% due 08/15/2029 (a)......................      27,830,000
                     28,210,000        (Series 2001-1) 1.90% due 08/15/2031 (a)...................      28,210,000
                     80,880,000        (Series 2001-2) 1.90% due 08/15/2031 (a)...................      80,880,000
                      4,865,000      Bexar County, Texas (Putters -- Series 537) VRDN 1.88%
                                       due 06/15/2011 (a)(b)......................................       4,865,000
                                     Brazos River Authority Texas PCR VRDN:
                     17,000,000        (Series A) 1.90% due 10/01/2030 (a)........................      17,000,000
                     34,600,000        (Series D-1) 1.90% due 05/01/2033 (a)......................      34,600,000
                     19,770,000        (Series D-2) 1.90% due 05/01/2033 (a)......................      19,770,000
                     20,000,000      Brazos River, Texas Harbor Navigator District (BASF Corp.
                                       Project) VRDN 1.95% due 04/01/2037 (a).....................      20,000,000
                      4,990,000      Cameron County, Texas Housing Finance Corp. FXRDN 2.43%
                                       due 09/01/2005.............................................       4,990,000
                                     Cameron County, Texas Housing Finance Corp. S/F Mortgage
                                       Revenue (Series A) FXRDN:
                        465,992        2.35% due 02/04/2005.......................................         465,992
                     15,971,176        2.35% due 06/01/2205.......................................      15,971,176
                     19,027,529      Central Texas Housing Finance Corp. S/F Mortgage Revenue
                                       (Series A) FXRDN 2.44% due 07/01/2005......................      19,027,529
                      3,795,000      Corpus Christi, Texas Utilities System Revenue (ROCS RR II
                                       R 2149) VRDN 1.89% due 07/15/2024 (a)(b)...................       3,795,000
                      8,400,000      Dallas Fort Worth, Texas International Airport Revenue VRDN
                                       1.93% due 11/01/2032 (a)...................................       8,400,000
                      2,745,000      Dallas Fort Worth, Texas International Airport Revenue
                                       (Floaters -- Series 824) VRDN 1.25% due 11/01/2015 (a)(b)..       2,745,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Texas            $    4,805,000      Dallas Fort Worth, Texas International Airport Revenue
(continued)                            (Merlots -- Series A-13) VRDN 1.96% due 11/01/2011 (a)(b)..  $    4,805,000
                     15,050,000      Dallas Fort Worth, Texas International Airport Revenue (United
                                       Parcel Service Inc.) DDN 1.90% due 05/01/2032 (a)..........      15,050,000
                      4,500,000      Dallas, Texas School District (ROCS RR II R 6038) VRDN
                                       1.89% due 08/15/2024 (a)(b)................................       4,500,000
                      2,552,500      Denton, Texas School District (Floaters -- Series 951) VRDN
                                       1.88% due 08/15/2033 (a)(b)................................       2,552,500
                      5,130,000      Denton County, Texas (Putters -- Series 675) VRDN 1.88%
                                       due 07/15/2010 (a)(b)......................................       5,130,000
                     13,350,000      Dickinson, Texas Independent School District Municipal
                                       Securities Trust Receipts (SGA 94) DDN 1.95%
                                       due 02/15/2028 (a)(b)......................................      13,350,000
                      6,000,000      Eagle Mountain & Saginaw, Texas School District VRDN
                                       1.89% due 08/01/2030 (a)(b)................................       6,000,000
                     12,000,000      Eagle Tax-Exempt Trust -- Texas State Turnpike Authority
                                       (Series 02-6004) VRDN 1.89% due 08/15/2042 (a)(b)..........      12,000,000
                      5,574,464      El Paso County, Texas Housing Finance Corp. S/F Mortgage
                                       Revenue (Series A) FXRDN 2.00% due 06/09/2005..............       5,574,464
                                     Gulf Coast IDA Texas Environment Facilities Revenue (Citgo
                                       Petroleum Corp. Project) DDN:
                     25,000,000        1.99% due 03/01/2031 (a)...................................      25,000,000
                     14,000,000        1.99% due 02/01/2032 (a)...................................      14,000,000
                     13,600,000        1.94% due 10/01/2032 (a)...................................      13,600,000
                      1,785,000      Gulf Coast Waste Disposal Authority Texas Environment
                                       Facilities Revenue (Waste Corp Texas Project) VRDN 1.90%
                                       due 09/01/2022 (a).........................................       1,785,000
                      2,800,000      Gulf Coast Waste Disposal Authority Texas Environment
                                       Facilities Revenue (Air Products Project) VRDN 1.92%
                                       due 12/01/2039 (a).........................................       2,800,000
                     12,500,000      Gulf Coast Waste Disposal Authority Texas Solid Waste
                                       Disposal Revenue (Air Products Project) VRDN 1.92%
                                       due 03/01/2035 (a).........................................      12,500,000
                      9,400,000      Gulf Coast Waste Disposal Authority Texas Solid Waste
                                       Disposal Revenue (Waste Management -- Series A) VRDN
                                       1.90% due 04/01/2019 (a)...................................       9,400,000
                     34,400,000      Harris County, Texas Health Facilities Development Corp.
                                       Revenue (Texas Medical Center Project) DDN 1.90%
                                       due 09/01/2031 (a).........................................      34,400,000
                      4,000,000      Harris County, Texas (Eagle -- Series 2002-6012) GO VRDN
                                       1.89% due 08/15/2030 (a)(b)................................       4,000,000
                    100,525,000      Harris County, Texas Health Facilities Development Corp.
                                       Hospital Revenue (Texas Children's Hospital -- Series B-1)
                                       VRDN 1.95% due 10/01/2029 (a)..............................     100,525,000
                      3,900,000      Harris County, Texas IDC Solid Waste Disposal Revenue (Deer
                                       Park Limited Partnership -- Series A) DDN 2.01%
                                       due 02/01/2023 (a).........................................       3,900,000
                     13,460,000      Houston, Texas (Floaters Trust -- Series L-41) VRDN 1.89%
                                       due 06/30/2005 (a)(b)......................................      13,460,000
                      5,000,000      Houston, Texas (Putters -- Series 663) VRDN 1.88%
                                       due 03/01/2012 (a)(b)......................................       5,000,000
                      6,590,000      Houston, Texas Utilities System Revenue (Series A) VRDN
                                       1.89% due 05/25/2012 (a)...................................       6,590,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Texas            $    6,500,000      Houston, Texas Utilities System Revenue (Putters -- Series 669)
(continued)                            VRDN 1.88% due 05/15/2012 (a)(b)...........................  $    6,500,000
                      9,995,000      Houston, Texas Water & Sewer System Revenue (Merlots --
                                       Series C-20) VRDN 1.91% due 12/01/2032 (a)(b)..............       9,995,000
                     18,500,000      Houston, Texas Water & Sewer System Revenue (Merlots --
                                       Series A-128) VRDN 1.91% due 12/01/2029 (a)(b).............      18,500,000
                      6,200,000      Jewett Economic Development Corp. Texas IDR (Nucor Corp.
                                       Project) VRDN 1.90% due 08/01/2038 (a).....................       6,200,000
                     28,500,000      Keller, Texas Independent School District Municipal Securities
                                       Trust Receipts (SGA 111) DDN 1.95% due 08/15/2030 (a)(b)...      28,500,000
                      7,190,000      Killeen, Texas Waterworks & Sewer Revenue (Putters -- Series
                                       542) VRDN 1.88% due 08/15/2011 (a)(b)......................       7,190,000
                      1,600,000      Longview Texas Industrial Corp. Revenue (Collins Industries Inc.
                                       Project) VRDN 1.92% due 04/01/2009 (a).....................       1,600,000
                      3,300,000      Mesquite, Texas IDR (Morrison Products) VRDN 1.88% due
                                       11/15/2009 (a).............................................       3,300,000
                     12,680,000      Mesquite, Texas School District VRDN 1.85% due
                                       08/15/2025 (a).............................................      12,680,000
                      3,300,000      Mesquite, Texas IDC Revenue (Morrison Products) VRDN
                                       1.92% due 01/10/2010 (a)...................................       3,300,000
                     11,900,000      Midlothian, Texas IDC PCR (Box -- Crow Cement Co. Project)
                                       VRDN 1.84% due 12/01/2009 (a)..............................      11,900,000
                        668,500      Montgomery County, Texas IDC Revenue (Sawyer Research
                                       Products Inc.) VRDN 2.02% due 02/04/2015 (a)...............         668,500
                     13,460,000      Municipal Securities Trust Certificates -- Austin, Texas
                                       (Class A -- Series 105) DDN 1.95% due 06/08/2020 (a)(b)....      13,460,000
                     18,780,000      Municipal Securities Trust Certificates -- Houston, Texas Water
                                       (Class A -- Series 2001-111) DDN 1.95%
                                       due 05/17/2019 (a)(b)......................................      18,780,000
                     35,735,000      Municipal Securities Trust Certificates -- Houston, Texas Water
                                       (Class A -- Series 2001-123) DDN 1.95%
                                       due 02/24/2009 (a)(b)......................................      35,735,000
                      8,015,000      Municipal Securities Trust Certificates --  San Antonio Water
                                       (Class A -- Series 2001-131) DDN 1.95%
                                       due 05/09/2017 (a)(b)......................................       8,015,000
                      9,725,000      Municipal Securities Trust Certificates Perlin, Texas (Independent
                                       School House Board -- Class A-Series 2001-141) DDN 1.95%
                                       due 03/08/2017 (a)(b)......................................       9,725,000
                      3,718,199      Nortex, Texas Housing Finance Corp. S/F Mortgage Revenue
                                       (Series A) FXRDN 2.09% due 01/03/2006......................       3,718,199
                      3,900,000      North Center, Texas Health Facilities Development Corp.
                                       Revenue (Methodist Hospital Dallas -- Series B) DDN 1.94%
                                       due 10/01/2015 (a).........................................       3,900,000
                                     North East, Texas Independent School District VRDN:
                      6,900,000        (Putters -- Series 390) 1.88% due 02/01/2012 (a)(b)........       6,900,000
                      6,165,000        (Putters -- Series 393) 1.88% due 02/01/2012 (a)(b)........       6,165,000
                     17,500,000      North Texas Higher Educational Authority (Student Loan --
                                       Series 93 -- A) VRDN 1.88% due 04/01/2005 (a)..............      17,500,000
                     42,100,000      Nueces River, Texas Industrial Development Authority PCR
                                       (San Miguel Electric Co-op) CP 1.74% due 02/01/2005........      42,100,000
                      3,000,000      Pflugerville, Texas (Putters -- Series 594) VRDN 1.88%
                                       due 08/01/2023 (a)(b)......................................       3,000,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Texas            $    6,985,000      Plano, Texas Independent School District (ROCS RR II R 2106)
(continued)                            VRDN 1.89% due 02/15/2018 (a)(b)...........................  $    6,985,000
                     15,000,000      Port Arthur, Texas Naval District Revenue (Series B) VRDN
                                       1.91% due 05/01/2038 (a)...................................      15,000,000
                     10,000,000      Port Arthur, Texas Naval District Revenue (Atofina Project --
                                       Series B) VRDN 1.91% due 05/01/2038 (a)....................      10,000,000
                     10,000,000      Port Arthur, Texas Naval District IDC (Air Products &
                                       Chemicals Project) VRDN 1.92% due 04/01/2035 (a)...........      10,000,000
                     22,035,000      Port Arthur, Texas Naval District Environmental Facilities
                                       Revenue (Motiva Enterprises Project) VRDN 1.95%
                                       due 12/01/2027 (a).........................................      22,035,000
                     25,000,000      Port Corpus Christi, Texas Solid Waste Disposal Revenue
                                       (Flint Hills -- Series A) VRDN 2.20% due 07/01/2029 (a)....      25,000,000
                     11,000,000      Red River, Texas Educational Finance Corp. (Texas Christian
                                       University Project) VRDN 1.85% due 03/01/2030 (a)..........      11,000,000
                     18,500,000      San Antonio, Texas Educational Facilities Corp. Revenue (Higher
                                       Educational -- Trinity University) DDN 1.90%
                                       due 06/01/2033 (a).........................................      18,500,000
                     20,000,000      San Antonio, Texas Electric & Gas Revenue System VRDN
                                       2.20% due 12/01/2027 (a)...................................      20,000,000
                     24,200,000      San Antonio, Texas Electric & Gas CP 1.90% due 03/09/2005....      24,200,000
                                     San Antonio, Texas Water Revenue CP:
                     33,500,000        1.83% due 02/09/2005.......................................      33,500,000
                     10,000,000        1.86% due 02/15/2005.......................................      10,000,000
                      4,995,000      San Marcos, Texas School District (Merlots -- Series C-23)
                                       VRDN 1.70% due 08/01/2029 (a)(b)...........................       4,995,000
                      8,976,969      Southeast, Texas Housing Finance Corp. S/F Mortgage Revenue
                                       FXRDN 2.39% due 04/01/2005.................................       8,976,969
                     22,000,000      Texas State College Student Loan FXRDN 1.80%
                                       due 02/01/2009.............................................      22,000,000
                     15,000,000      Texas State Department Housing & Community Affairs M/F
                                       Revenue (Arlington Villas -- Series A) VRDN 1.92%
                                       due 12/01/2036 (a).........................................      15,000,000
                      3,435,000      Texas State Department Housing & Community Affairs S/F
                                       VRDN 1.96% due 09/01/2028 (a)..............................       3,435,000
                     11,435,000      Texas State Municipal Securities Trust Receipts (SGA 92) DDN
                                       1.95% due 08/01/2029 (a)...................................      11,435,000
                                     Texas State Municipal Power Agency CP:
                     30,000,000        1.86% due 03/01/2005.......................................      30,000,000
                     45,750,000        1.92% due 04/06/2005.......................................      45,750,000
                     14,000,000      Texas State (Floating Rate Trust Regional -- Series D) VRDN
                                       1.89% due 08/31/2005 (a)(b)................................      14,000,000
                      3,585,000      Texas State (ROCS RR II R 4020) VRDN 1.89%
                                       due 10/01/2022 (a)(b)......................................       3,585,000
                    325,000,000      Texas State TRAN 3.00% due 08/31/2005........................     327,598,941
                      2,295,000      Texas State Turnpike Authority Revenue (ROCS RR II R 284)
                                       VRDN 1.89% due 08/15/2039 (a)(b)...........................       2,295,000
                      6,000,000      Texas State Veterans Housing (Fund II -- Series A-2) VRDN
                                       1.87% due 06/01/2033 (a)...................................       6,000,000
                     16,155,000      Tarrant County, Texas Health Facilities Development Corp.
                                       Revenue (Cumberland Rest Project) DDN 1.91%
                                       due 08/15/2032 (a).........................................      16,155,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Texas            $   19,234,341      Travis County, Texas Housing Finance Corp. S/F Mortgage
(continued)                            Revenue FXRDN 2.25% due 05/02/2005.........................  $   19,234,341
                      7,130,000      Trinity River Authority Texas Solid Waste Disposal Revenue
                                       (Community Waste Disposal Project) VRDN 1.90%
                                       due 05/01/2021 (a).........................................       7,130,000
                      4,000,000      University of North Texas, University Revenue VRDN 1.89%
                                       due 04/15/2034 (a).........................................       4,000,000
                      6,690,000      University of Texas, University Revenue VRDN 1.89%
                                       due 07/01/2033 (a).........................................       6,690,000
                     21,995,000      University of Texas, University Revenue (Series 97) VRDN
                                       1.88% due 08/15/2019 (a)...................................      21,995,000
                      2,900,000      Upper Trinity Regional Water District Texas Water Revenue
                                       (Putters -- Series 579) VRDN 1.88% due 08/01/2012 (a)(b)...       2,900,000
                      5,645,000      Victoria County, Texas Hospital Revenue (Floaters -- Series 959)
                                       VRDN 1.88% due 01/01/2016 (a)(b)...........................       5,645,000
                      4,875,000      Williamson County, Texas (Putters -- Series 410) VRDN 1.88%
                                       due 02/15/2012 (a)(b)......................................       4,875,000
-------------------------------------------------------------------------------------------------------------------
Utah -- 1.6%        101,100,000      Emery County, Utah PCR (Pacificorp Projects) DDN 1.90%
                                       due 11/01/2024 (a).........................................     101,100,000
                      3,385,000      Logan City, Utah Revenue (Integrated System Inc. -- Series A)
                                       VRDN 2.01% due 06/01/2014 (a)..............................       3,385,000
                     23,000,000      Murray City, Utah Hospital Revenue (Health Services Inc. --
                                       Series C) DDN 1.90% due 05/15/2036 (a).....................      23,000,000
                                     Utah Housing Corp. S/F Mortgage Revenue VRDN:
                      1,225,000        (Series 4) 1.90% due 07/01/2034 (a)........................       1,225,000
                     14,790,000        (Series F-1) 1.90% due 01/01/2034 (a)......................      14,790,000
                                     Utah Water Finance Agency Revenue VRDN:
                     12,100,000        (Series A-4) 1.90% due 07/01/2029 (a)......................      12,100,000
                      7,450,000        (Series A-5) 1.93% due 10/01/2027 (a)......................       7,450,000
                     13,150,000        (Series A-6) 1.93% due 10/01/2030 (a)......................      13,150,000
                     12,000,000        (Series A-8) 1.90% due 07/01/2032 (a)......................      12,000,000
                      9,000,000        (Series A-9) 1.90% due 07/01/2034 (a)......................       9,000,000
                     12,400,000        (Series A-11) 1.90% due 07/01/2031 (a).....................      12,400,000
-------------------------------------------------------------------------------------------------------------------
Vermont -- 0.0%       1,465,000      Vermont EDA IDR (Huber & Suhner -- Series A) VRDN
                                       1.94% due 10/01/2016 (a)...................................       1,465,000
-------------------------------------------------------------------------------------------------------------------
Virginia -- 0.4%      7,000,000      Charles City County, Virginia EDA Solid Waste Disposal
                                       Revenue (Waste Management Inc. Project -- Series A) VRDN
                                       1.90% due 02/01/2029 (a)...................................       7,000,000
                     10,890,000      Fairfax County, Virginia EDA Student Housing Revenue
                                       (George Mason Unified Foundation Incorporated Project)
                                       VRDN 1.85% due 02/01/2029 (a)..............................      10,890,000
                      3,395,000      Hampton, Virginia IDA Exempt Facilities Revenue (USA Waste
                                       of Virginia Landfills) VRDN 1.91% due 04/01/2013 (a).......       3,395,000
                      2,270,000      Loudoun County, Virginia Water  Sewer Revenue (ROCS
                                       RR II R 6511) VRDN 1.89% due 01/01/2024 (a)(b).............       2,270,000
                     10,000,000      Municipal Securities Trust Certificates (Upper Occoquan Sewer
                                       Authority Virginia -- Class A -- Series 2001-159) DDN
                                       1.95% due 03/19/2015 (a)(b)................................      10,000,000
                      6,000,000      Norfolk, Virginia Redevelopment & Housing Authority Revenue
                                       (Old Dominion University Project -- Series B) VRDN 1.85%
                                       due 08/01/2033 (a).........................................       6,000,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Virginia         $   11,385,000      Suffolk, Virginia IDA Residential Care Facilities Revenue (Lake
(continued)                            Prince Center Project) VRDN 2.00% due 10/01/2031 (a).......    $ 11,385,000
-------------------------------------------------------------------------------------------------------------------
Washington --    $    5,000,000      ABN-AMRO Muni Tops 2001-01 -- King County, Washington
1.8%                                   VRDN 1.89% due 07/01/2006 (a)(b)...........................       5,000,000
                      3,050,000      Bellevue, Washington (Eagle 2004-1011 -- Series A) VRDN
                                       1.89% due 12/01/2043 (a)(b)................................       3,050,000
                      5,580,000      Clark County, Washington (Putters -- Series 540) VRDN 1.88%
                                       due 06/01/2012 (a)(b)......................................       5,580,000
                      6,550,000      Clark County, Washington Public Utilities District (Merlots --
                                       Series A-03) VRDN 1.91% due 01/01/2010 (a)(b)..............       6,550,000
                     26,745,000      Eagle Tax-Exempt Trust -- Port of Seattle, Washington Passenger
                                       Facility Charge (Series 984705) VRDN 1.89%
                                       due 12/01/2019 (a)(b)......................................      26,745,000
                     14,680,000      Eagle Tax-Exempt Trust -- Washington State Public Power
                                       Supply System (Nuclear Project Number 1 -- Series 964702)
                                       VRDN 1.89% due 07/01/2011 (a)(b)...........................      14,680,000
                      3,515,000      Grant County, Washington Public Utilities District No. 002
                                       (Electric Revenue ROCS RR II R 2039) VRDN 1.89%
                                       due 01/01/2019 (a)(b)......................................       3,515,000
                      6,250,000      King City, Washington (ROCS RR II R 2119) VRDN 1.70%
                                       due 06/01/2021 (a)(b)......................................       6,250,000
                     23,600,000      Municipal Securities Trust Certificate (Washington State Motor
                                       Vehicle fuel -- Class A -- Series 2001-112) DDN 1.95%
                                       due 01/07/2021 (a)(b)......................................      23,600,000
                      5,695,000      Port Tacoma, Washington Revenue (Merlots -- Series A-123)
                                       VRDN 1.96% due 12/01/2008 (a)(b)...........................       5,695,000
                      3,355,000      Seattle, Washington Housing Authority Revenue (Wedgewood
                                       Estates Project) VRDN 1.92% due 09/01/2036 (a).............       3,355,000
                      2,420,000      Seattle, Washington Housing Authority Revenue (Newholly
                                       Project -- Phase III) VRDN 1.92% due 12/01/2034 (a)........       2,420,000
                      9,680,000      Seattle, Washington Municipal Light & Power Revenue
                                       (Municipal Securities Trust -- SGA 85) DDN 1.95%
                                       due 10/01/2023 (a)(b)......................................       9,680,000
                      6,800,000      Seattle, Washington Municipal Light & Power Revenue
                                       (Putters -- Series 668) VRDN 1.88% due 08/01/2012 (a)(b)...       6,800,000
                     10,000,000      Snohomish County, Washington Public Utility District
                                       (#001 Electric Revenue Municipal Securities Trust Receipts --
                                       SGA-124) DDN 1.95% due 12/01/2024 (a)(b)...................      10,000,000
                      5,230,000      Snohomish County, Transit Infrastructure Bank Revenue
                                       (Putters -- Series 316) VRDN 1.89% due 12/01/2023 (a)(b)...       5,230,000
                      8,750,000      Washington State Economic Development Finance Authority
                                       EDR (Mount Ainstar Resort -- Series C) DDN 2.00%
                                       due 10/01/2023 (a).........................................       8,750,000
                      4,000,000      Washington State Economic Development Finance Authority
                                       Solid Waste Disposal Revenue (Waste Management Inc.
                                       Project -- Series D) VRDN 1.90% due 07/01/2027 (a).........       4,000,000
                     22,500,000      Washington State Health Care Facilities Authority Revenue
                                       (Catholic Health -- Series B) VRDN 1.83%
                                       due 03/01/2032 (a).........................................      22,500,000
                     17,885,000      Washington State Housing Finance Community Nonprofit
                                       Housing Revenue (Kenney Home Project) VRDN 1.85%
                                       due 12/01/2031 (a).........................................      17,885,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Washington       $    8,500,000      Washington State Housing Finance Community M/F Housing
(continued)                            Revenue (Country Club Apartments -- Series A) DDN 2.00%
                                       due 08/01/2032 (a).........................................  $    8,500,000
                     10,395,000      Washington State Housing Finance Community M/F Revenue
                                       (Merrill Gardens Renton -- Series A) VRDN 1.92%
                                       due 12/01/2040 (a).........................................      10,395,000
                      5,715,000      Washington State Floating Certificates Trust -- Austin Trust
                                       (Series 2002-C) GO VRDN 1.92% due 07/01/2023 (a)(b)........       5,715,000
                     15,985,000      Washington State (Floaters -- Series 2000-389) GO VRDN
                                       1.88% due 07/01/2018 (a)(b)................................      15,985,000
                      5,235,000      Washington State (Merlots -- Series A-05) GO VRDN 1.91%
                                       due 01/01/2013 (a)(b)......................................       5,235,000
                      6,315,000      Washington State (Merlots -- Series A-101) GO VRDN 1.91%
                                       due 07/01/2019 (a)(b)......................................       6,315,000
-------------------------------------------------------------------------------------------------------------------
West Virginia --      2,635,000      Cabell County, West Virginia Building Community Revenue
0.1%                                   (Pressley Ridge School Project) VRDN 1.92%
                                       due 08/01/2022 (a).........................................       2,635,000
                     11,175,000      West Virginia State Hospital Finance Authority Revenue
                                       (Pallottine Health -- Series A-1) VRDN 1.84%
                                       due 10/01/2033 (a).........................................      11,175,000
                      3,865,000      West Virginia University Revenue (Merlots -- Series A-15)
                                       VRDN 1.91% due 04/01/2028 (a)(b)...........................       3,865,000
-------------------------------------------------------------------------------------------------------------------
Wisconsin --         18,985,000      ABN-AMRO Muni Tops 2001-32 -- Wisconsin State VRDN
4.9%                                   1.89% due 05/01/2022 (a)(b)................................      18,985,000
                     15,000,000      Appleton, Wisconsin Redevelopment Authority Revenue (Fox
                                       Cities Arts Center -- Series B) VRDN 1.95%
                                       due 06/01/2036 (a).........................................      15,000,000
                      1,000,000      Janesville, Wisconsin IDR (Lamson & Session Co. Project)
                                       VRDN 1.98% due 09/01/2007 (a)..............................       1,000,000
                     41,000,000      Milwaukee, Wisconsin (Floating Rate Trust -- Series L-65)
                                       VRDN 1.89% due 09/01/2005 (a)(b)...........................      41,000,000
                     18,200,000      Milwaukee, Wisconsin Redevelopment Authority Revenue
                                       (Cathedral Place Package Facilities Project) VRDN 1.92%
                                       due 05/01/2025 (a).........................................      18,200,000
                      4,125,000      Milwaukee, Wisconsin Redevelopment Authority Revenue
                                       (Wisconsin Humane Society Inc. Project) VRDN 2.00%
                                       due 03/01/2019 (a).........................................       4,125,000
                     15,425,000      Milwaukee, Wisconsin Redevelopment Authority Revenue
                                       (Milwaukee YMCA Project) DDN 1.95% due 07/01/2034 (a)......      15,425,000
                      2,690,000      Sturtevant, Wisconsin IDR (Andis Co. Project -- Series A)
                                       VRDN 1.96% due 12/01/2016 (a)..............................       2,690,000
                      6,675,000      Verona, Wisconsin Area School District TRAN 3.00%
                                       due 08/25/2005.............................................       6,724,930
                      2,900,000      Waukesha, Wisconsin Housing Authority Revenue (Hart Park
                                       Square Project) VRDN 1.99% due 03/01/2034 (a)..............       2,900,000
                     12,745,000      West Allis, Wisconsin Revenue State Fair Park Exposition
                                       VRDN 1.88% due 08/01/2028 (a)..............................      12,745,000
                      8,000,000      Wisconsin School District (Cash Flow Management Program
                                       Certificate Partnership -- Series A-1) TRAN 3.00%
                                       due 09/20/2005.............................................       8,065,695
                      5,000,000      Wisconsin State (Eagle 2004-1009 A) VRDN 1.89%
                                       due 05/01/2008 (a)(b)......................................       5,000,000

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Wisconsin        $    9,000,000      Wisconsin State (Putters -- Series 531) VRDN 1.88%
(continued)                            due 11/01/2012 (a)(b)......................................  $    9,000,000
                                     Wisconsin State GO CP:
                     21,560,000        (Series 2000-B) 1.88% due 02/09/2005.......................      21,560,000
                     29,380,000        (Series 2000-C) 1.81% due 02/08/2005.......................      29,380,000
                     24,313,000        (Series 2000-C) 1.84% due 02/01/2005.......................      24,313,000
                     15,000,000        (Series 2000-C) 1.82% due 02/11/2005.......................      15,000,000
                     17,300,000        (Series 2002-A) 1.90% due 02/01/2005.......................      17,300,000
                      8,635,000        (Series 2002-A) 1.81% due 02/07/2005.......................       8,635,000
                     33,750,000        (Series 2004-A) 1.84% due 02/07/2005.......................      33,750,000
                      8,600,000        (Series 2004-A) 1.81% due 02/07/2005.......................       8,600,000
                     16,700,000        (Series 2004-A) 1.83% due 02/10/2005.......................      16,700,000
                     16,250,000        (Series 2004-A) 1.85% due 03/01/2005.......................      16,250,000
                                     Wisconsin State Petroleum Inspection Fee Revenue Bonds CP:
                     30,000,000        1.85% due 02/01/2005.......................................      30,000,000
                     16,300,000        1.83% due 02/07/2005.......................................      16,300,000
                     50,000,000        1.85% due 02/08/2005.......................................      50,000,000
                     30,000,000        1.88% due 02/09/2005.......................................      30,000,000
                     16,000,000        1.83% due 02/10/2005.......................................      16,000,000
                     13,000,000      Wisconsin State (Putters -- Series 693) VRDN 1.88%
                                       due 05/01/2012 (a)(b)......................................      13,000,000
                     25,000,000      Wisconsin State Health & Educational Facilities Authority
                                       Revenue (Agnesian Healthcare Project) DDN 1.95% due
                                       06/01/2033 (a).............................................      25,000,000
                     18,170,000      Wisconsin State Health & Educational Facilities Authority
                                       Revenue (Wisconsin Lutheran College Project) DDN 1.95%
                                       due 06/01/2033 (a).........................................      18,170,000
                                     Wisconsin State Health & Educational Facilities Authority
                                       Revenue (Gunersen Lutheran) DDN:
                     21,800,000        (Series A) 1.90% due 12/01/2015 (a)........................      21,800,000
                     28,970,000        (Series B) 1.90% due 12/01/2029 (a)........................      28,970,000
                      9,200,000      Wisconsin State Health & Educational Facilities Authority
                                       Revenue (Wheaton Franciscan Service) VRDN 1.84%
                                       due 08/15/2016 (a).........................................       9,200,000
                     18,450,000      Wisconsin State Health & Educational Facilities Authority
                                       Revenue (SSM Health Care -- Series 98-B) DDN 1.95%
                                       due 12/01/2032 (a).........................................      18,450,000
                      7,000,000      Wisconsin State Health & Educational Facilities Authority
                                       Revenue (Lutheran College) VRDN 1.95%
                                       due 09/01/2031 (a).........................................       7,000,000
                      2,000,000      Wisconsin State Health & Educational Facilities Authority
                                       Revenue (Riverview Hospital) DDN 1.95%
                                       due 10/01/2030 (a).........................................       2,000,000
                      9,665,000      Wisconsin State Housing & EDA (Home Ownership
                                       Revenue -- Series B) VRDN 1.87% due 09/01/2034 (a).........       9,665,000
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
MASTER INSTITUTIONAL TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
===================================================================================================================
                                                                                                         VALUE
                    FACE AMOUNT                               ISSUE                                    (NOTE 1a)
===================================================================================================================
Wyoming --                           Laramie County, Wyoming IDR (Cheyenne Light Fuel &
0.1%                                   Power Co.) VRDN:
                 $    3,500,000        (Series 97-B) 1.99% due 09/01/2021 (a)..................... $     3,500,000
                      5,000,000        (Series 97-A) 1.99% due 03/01/2027 (a).....................       5,000,000
-------------------------------------------------------------------------------------------------------------------
                                     TOTAL INVESTMENTS (COST $13,167,185,083) -- 99.6%............ $13,167,185,083
-------------------------------------------------------------------------------------------------------------------
                                     OTHER ASSETS LESS LIABILITIES -- 0.4%........................      47,939,410
-------------------------------------------------------------------------------------------------------------------
                                     NET ASSETS................................................... $13,215,124,493
===================================================================================================================

(a) The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at January 31, 2005. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1993. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At period end, the value of these securities amounted to $2,123,474,472 or 16.1% of net assets.


-------------------------------------------------------------------------------------------------------------------

PORTFOLIO ABBREVIATIONS FOR MERRILL LYNCH INSTITUTIONAL TAX-EXEMPT

BAN     Bond Anticipation Notes         GO      General Obligation                        PCR     Pollution Control Revenue
CP      Commercial Paper                IDA     Industrial Development Authority          RAN     Revenue Anticipation Notes
DDN     Daily Demand Notes              IDB     Industrial Development Board              S/F     Single Family
EDA     Economic Development            IDC     Industrial Development                    TAN     Tax Anticipation Notes
        Authority                               Corporation                               TRAN    Tax Revenue Anticipation
EDR     Economic Development            IDR     Industrial Development Revenue                    Notes
        Revenue                         M/F     Multi-Family                              VRDN    Variable Rate Demand Notes
FXRDN   Fixed Rate Demand
        Notes

-------------------------------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a)- The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b)- There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

         Certifications - Attached hereto

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

           Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

           By:    /s/ Robert C. Doll, Jr.
                  -----------------------
                  Robert C. Doll, Jr.,
                  President
                  Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

           Date: March 21, 2005

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

           By:    /s/ Robert C. Doll, Jr.
                  -----------------------
                  Robert C. Doll, Jr.,
                  President
                  Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

           Date: March 21, 2005

           By:    /s/ William Breen
                  -----------------
                  William Breen,
                  Chief Financial Officer
                  Merrill Lynch Funds for Institutions Series and Master Institutional Money Market Trust

           Date: March 21, 2005